AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON  October 10, 1997
                                                        File No. 33-58504
                                                                 811-5301
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.                                [   ]
      Post - Effective Amendment No 7                             [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No.27                                           [X]
                        (Check appropriate box or boxes.)


                               VARIABLE ACCOUNT I
                           (Exact Name of Registrant)

                           AIG Life Insurance Company
                               (Name of Depositor)

                   One Alico Plaza, Wilmington, Delaware 19899
         (Address of Depositor's Principal Executive Offices) (Zip Code)
          Depositor's Telephone  Number,including Area Code (302) 594-2000

                              Robert Liguori, Esq.
                           AIG Life Insurance Company
                                 One Alico Plaza
                           Wilmington, Delaware 19899
                     (Name and Address of Agent for Service)

     Copies to:
     Michael Berenson, Esq.                    Florence Davis, Esq.
     Jorden Burt Berenson & Johnson LLP        American International
     Suite 400 East                            Group, Inc.
     1025 Thomas Jefferson Street, N.W.        70 Pine Street
     Washington, D.C. 20007-0805               New York, New York 10270


Approximate Date of Proposed Public Offering:
As soon as practicable  after the effective date of this filing.

            It is  proposed   that  this  filing  will  become  effective (check
            appropriate box) immediately upon filing pursuant to paragraph (b) of Rule 485

          X on October 10, 1997  pursuant to paragraph  (b) of Rule 485
            60 days after filing pursuant to paragraph (a)(i) of Rule 485 on pursuant to paragraph (a)(i) of Rule 485
            75 days  after  filing  pursuant  to   paragraph (a)(ii)
            on pursuant to paragraph (a)(ii) of rule 485.


      If appropriate, check the following box:
         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has declared that it registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 notice for its most recent fiscal year on February 28, 1997.

                              CROSS REFERENCE SHEET
                             (required by Rule 495)



Item No.                            Location
                                     PART A

Item 1.     Cover Page.....................................       Cover Page

Item 2.     Definitions....................................       Definitions

Item 3.     Synopsis.......................................       Highlights

Item 4.     Condensed Financial Information................       Condensed
                                                                  Financial
                                                                  Information

Item 5.     General Description of Registrant,
            Depositor, and Portfolio Companies.............       The  Variable
                                                                  Account;The
                                                                  Company; The
                                                                  Fund

Item 6.     Deductions and Expenses........................      Charges and
                                                                 Deductions

Item 7.     General Description of Variable
            Annuity Contracts...........................         The  Contract;
                                                                 Parties to the
                                                                 Contract;  How
                                                                 to Purchase a
                                                                 Contract

Item 8.     Annuity Period.................................     Annuity Benefits

Item 9.     Death Benefit..................................     Death Benefit

Item 10.    Purchases and Contract Value...................     How to Purchase
                                                                a Contract;
                                                                Premium and
                                                                Allocation  of
                                                                Your  Investment
                                                                Options

Item 11.    Redemptions....................................    Distributions
                                                               Under the
                                                               Contract

Item 12.    Taxes..........................................    Taxes

Item 13.    Legal Proceedings..............................    Not Applicable

Item 14.    Table of Contents of the Statement of
            Additional Information.........................  Table of Contents
                                                             of the Statement
                                                             of Additional
                                                             Information

Item No.                            Location
                                     PART B


Item 15.    Cover Page....................................     Cover Page

Item 16.    Table of Contents.............................     Table of Contents

Item 17.    General Information and History...............     General
                                                               Information

Item 18.    Services......................................     Services

Item 19.    Purchase of Securities Being Offered..........     Purchasing a
                                                               Contract;
                                                               Charges and
                                                               Deductions
                                                               (Part A)

Item 20.    Underwriters..................................     General
Information/Distributor

Item 21.    Calculation of Performance Data...............     Calculation of
                                                               Performance
                                                               Related
                                                               Information

Item 22.    Annuity Payments..............................     Annuity
                                                               Provisions

Item 23.    Financial Statements..........................     Financial
                                                               Statements

                                     PART C


      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                    PART A

                                   PROSPECTUS
                                       for
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                               VARIABLE ACCOUNT I
                                       and
                           AIG LIFE INSURANCE COMPANY
                                 One Alico Plaza
                                 600 King Street
                           Wilmington, Delaware 19801

    This Prospectus sets forth the information a prospective investor ought to know before investing.

    The Individual Deferred Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments. The Contracts may be used in retirement plans which do not qualify for federal tax advantages ("Non-Qualified Contracts") or in connection with retirement plans which may qualify as Individual Retirement Annuities ("IRA") under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code") or Section 403(b) of the Code ("403(b) Plans"). The Contracts will not be available in connection with retirement plans designed by AIG Life Insurance Company (the "Company") which qualify for the federal tax advantages available under Sections 401 and 457 of the Code. Purchasers intending to use the Contracts in connection with an IRA or 403(b) Plan should seek competent tax advice.


    Premiums allocated among the Subaccounts of Variable Account I (the "Variable Account") will be invested in shares of Alliance Variable Products Series Fund, Inc. (the "Alliance Fund") and Merrill Lynch Variable Series Funds, Inc. (the "Merrill Lynch Fund"). The Alliance Fund has made available the following portfolios: Growth; Growth and Income; U.S. Government /High Grade Securities; Global Dollar Government; Premier Growth; Total Return; Quasar; Real Estate Investment; Worldwide Privatization; High Yield; and Technology. The Merrill Lynch Fund has made available the following portfolios: Domestic Money Market; Prime Bond; High Current Income; Quality Equity; Special Value Focus:
Global Strategy Focus; Basic Value Focus; International Equity Focus; Developing Capital Markets Focus; Natural Resources Focus and Global Utility Focus. ( See " The Funds" on page .)Additional information about the Contracts and the Variable Account is contained in the "Statement of Additional Information" which is available upon request at no charge by calling or writing AIG Life Insurance Company; Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800-340-2765, or calling the service office at 1-800-255-8402. The Statement of Additional Information dated October 1997, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. The Table of Contents for the Statement of Additional Information can be found on page __ of this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.


  PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

    THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE NOT AVAILABLE IN ALL STATES.



                       Date of Prospectus: October 10, 1997

                                  Distributor:
                             AIG Equity Sales Corp.
                          Attention: Variable Products
                                 80 Pine Street
                            New York, New York 10270
                                 1-800-888-7485

                                 TABLE CONTENTS

                                                                            Page
                                                                        ---

Definitions ........................................................
Highlights .........................................................
Summary of Expenses ................................................
Condensed Financial Information ....................................
The Company ........................................................
The Variable Account ...............................................
The Fund  ..........................................................
The Contract........................................................
Charges and Deductions .............................................
Annuity Benefits ...................................................
Death Benefit ......................................................
Distributions Under the Contract ...................................
Taxes ..............................................................
Legal Proceedings ..................................................
Appendix -- General Account Option ..................................
Table of Contents of the Statement of Additional Information........

                              DEFINITIONS

Accumulation Unit -- An accounting unit of measure used to calculate the Contract Value prior to the Annuity Date.

Administrative Office -- The Annuity Service Office of the Company: c/o Delaware Valley Financial Services, Inc., 300 Berwyn Park, P.O. Box 3031, Berwyn, PA 19312-0031.

Annuitant -- The person designated by the Owner upon whose continuation of life any annuity payment involving life contingencies depends.

Annuity Date -- The date on which annuity payments are to commence.

Annuity Option -- An arrangement under which annuity payments are made under this Contract.

Annuity Unit -- An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary -- An anniversary of the Effective Date of the Contract.

Contract Value -- The dollar value as of any Valuation Date of all amounts accumulated under this Contract.

Contract Year -- Each period of twelve (12) months commencing with the Effective Date.

Deferred Sales Charge -- The sales charge that may be applied against amounts withdrawn prior to the Annuity Date if withdrawal is within 7 years of a purchase payment.

Effective Date -- The date on which the first Contract Year begins.

Guaranteed Account -- A part of our General Account, which earns a Guaranteed Rate of interest.

Owner -- The person named in the Contract Schedule, unless changed, and who has all rights under the Contract.

Premium -- Purchase payments for the Contract are referred to as Premium.

Premium Year -- Any period of twelve (12) months commencing with the date a Premium payment is made and ending on the same date in each succeeding twelve
(12) month period thereafter.

Valuation Date -- Each day that We and the New York Stock Exchange are open for trading.

Valuation Period -- The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

We, Our, Us -- AIG Life Insurance Company.

You, Your -- The Owner of this Contract.

                                   HIGHLIGHTS

    This Prospectus describes the Contracts and a segregated investment account of AIG Life Insurance Company (the "Company") which account has been designated Variable Account I (the "Variable Account"). The Contracts are designed to assist in financial planning by providing for the accumulation of capital on a tax-deferred basis for retirement and other long-term purposes, and providing for the payment of monthly annuity income. Contracts may be purchased in connection with a retirement plan which may qualify as a 403(b) Plan or as an IRA. The Contract may also be purchased for retirement plans, deferred compensation plans and other purposes which do not qualify for such special Federal income tax treatment ("Non-Qualified Contracts"). (See "Taxes" on page __.)

    A Contract is purchased with a minimum initial premium of $2,000. Additional premium is permitted at any time, subject to certain limitations. (See "Premium and Allocation to Your Investment Options" on page __.) You, as the Owner of the Contract, may allocate your premium so that it accumulates on a variable basis, a fixed basis or a combination of both.


    Premium allocated among the Subaccounts of the Variable Account will be invested in shares of one or more of the underlying portfolios of either the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund") or the Merrill Lynch Variable Series Fund, Inc. (the "Merrill Lynch Fund"), and will accumulate on a variable basis. Each Subaccount invests exclusively in one of the following portfolios: Growth; Growth and Income; U.S. Government/High Grade Securities; Global Dollar Government; Premier Growth; Total Return; Worldwide Privatization; Quasar; Real Estate Investment; Technology; and the High Yield of the Alliance Fund or the Domestic Money Market; Prime Bond; High Current Income; Quality Equity; Special Value Focus; Global Strategy Focus; Basic Value Focus; Global Bond Focus; International Equity Focus; Developing Capital Markets Focus; Natural Resources Focus; and Global Utility Focus of the Merrill Lynch Fund. (See "The Funds" on page .) Your value in any one of these Subaccounts will vary according to the investment performance of the underlying portfolio chosen by you. You bear the entire investment risk for all premium allocated to the Separate Account.

    The Company does not deduct sales charges from any premium received. However, the Contracts provide for a Surrender Charge (contingent deferred sales charge) that may be assessed in the event that an Owner surrenders all or a portion of the Contract Value within seven contract years following payment of any premium. The maximum Surrender Charge is 6% of premium to which the charge is applicable. (See "Summary of Expenses" on page __, and "Charges and Deductions -- Deduction for Surrender Charge" on page __.)

    A penalty-free withdrawal is available. Generally, there is no Surrender Charge imposed on the greater of the Contract Value less premiums paid or the portion of the withdrawal that does not exceed 10% of premium otherwise subject to the Surrender Charge the "Free Withdrawal Amount". (See "Withdrawals" on page __.)


    Surrenders and Withdrawals may be taxable and subject to a penalty tax. (See "Taxes" beginning on page __.)


    The Company deducts daily a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. There is no Mortality and Expense Risk Charge deducted for amounts in the Guaranteed Account. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge" on page __.)


    The Company deducts daily an Administrative Charge which is equal on an annual basis to 0.15% of the average daily net asset value of the Variable Account. The Administrative Charge is not assessed to the Guaranteed Account. In addition, the Company deducts from the Contract Value, an annual Contract Maintenance Fee which is $30 per year. The Contract Maintenance Fee is waived if the Contract Value is greater than $50,000 on the date of the charge. These Charges are designed to reimburse the Company for administrative expenses relating to maintenance of the Contract and the Variable Account. (See "Charges and Deductions -- Deduction for Administrative Charge and Contract Maintenance Fee" on page __.)

    There are deductions and expenses paid out of the assets of the Fund which are described in the accompanying Prospectus for the Fund.

    The Owner may return the Contract within ten (10) days (the "Right to Examine Contract Period") after it is received by returning it to the Company's Administrative Office. The return of the Contract by mail will be effective when the postmark is affixed to a properly addressed and postage prepaid envelope. The Company will refund the Contract Value. In the case of Contracts issued in connection with an IRA the Company will refund the greater of the Premium less any withdrawals, or the Contract Value. However, if the laws of a state require that the Company refund, during the Right to Examine Contract Period, an amount equal to the premium paid less any withdrawals, the Company will refund such an amount.

                                    FEE TABLE

Owner Transaction Expenses

                                                             All Subaccounts
                                                               -----------
      Sales Load Imposed on Purchases ......................      None
      Deferred Surrender Charge
 (as a percentage of premiums surrendered):
        Premium Year 1 .....................................        6%
        Premium Year 2 .....................................        6%
        Premium Year 3 .....................................        5%
        Premium Year 4 .....................................        5%
        Premium Year 5 .....................................        4%
        Premium Year 6 .....................................        3%
        Premium Year 7 .....................................        2%
        Premium Year 8 and thereafter ......................      None
      Exchange Fee:
        First 12 Per Contract Year..........................      None
        Thereafter..........................................       $10
      Annual Contract Fee (waived for contracts with account value
        of $50,000 or greater) .............................       $30
      Separate Account Expenses
      (as a percentage of average account value)
        Mortality and Expense Risk Fees.....................     1.25%
        Account Fees and Expenses...........................     0.15%
      Total Separate Account Annual Expenses ...............     1.40%

                               SUMMARY OF EXPENSES

Annual Fund Expenses After Expense Reimbursements*



                                                           Other     Total
                                              Management Portfolio Portfolio
                                                  Fee    Expenses  Expenses
                                               ---------  ------    ------

+Alliance Fund
Growth .......................................  0.74      0.19      0.93
Growth and Income ............................  0.63      0.19      0.82
High Yield................................      0.00      0.95      0.95
U.S. Government/High Grade Securities........   0.54      0.38      0.92
Global Dollar Government......................  0.00      0.95      0.95
Premier Growth ...............................  0.72      0.23      0.95
Total Return..................................  0.46      0.49      0.95
Worldwide Privatization ......................  0.10      0.85      0.95
Technology(1) ................................  0.33      0.62      0.95
Quasar (1) ...................................  0.00      0.95      0.95
Real Estate Investment) ......................  0.00      0.95      0.95
++Merrill Lynch Fund
Prime Bond....................................  0.44      0.05      0.49
High Current Income...........................  0.49      0.05      0.54
Quality Equity................................  0.44      0.05      0.49
Special Value Focus..........................  .0.75      0.06      0.81
Global Strategy Focus.........................  0.65      0.06      0.71
Domestic Money Market.........................  0.50      0.04      0.54
Basic Value Focus.............................  0.60      0.06      0.66
Natural Resource Focus......................... 0.65      0.13      0.78
Global Utility Focus........................... 0.60      0.06      0.66
International Equity Focus....................  0.75      0.14      0.89
Developing Capital Markets Focus..............  1.00      0.25      1.25

 ----------

(1)Expenses have been annualized as portfolios have not been in existence for a full year.


    The purpose of the table set forth above is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Fund. (See "Charges and Deductions" on page __ of this Prospectus and the respective Fund Prospectuses for further information.) The table does not reflect the charges applicable to certain death benefit options offered under the Contracts. (See "Charges and Deductions- Deduction for Equity Assurance Plan" on page ____; "Charges and Deductions - Deductions for the Enhanced Equity Assurance Plan on page ____; "Charges and Deductions- Deductions for the Annual Ratchet Plan" on page__; "Charges and Deductions-Deductions for the Accidental Death Benefit" on page ___.)



    No deduction will be made for any premium or other taxes levied by any State unless imposed by the State where you reside. Premium taxes currently imposed on the Contracts by various states range from 0% to 3.5% of Premiums paid. (See "Charges and Deductions-Deduction for State Premium Taxes" on page __.)

    *"Other Portfolio Expenses" are based upon the expenses outlined under the section discussing the management of the Fund in the respective Fund Prospectus.

+ Operating expenses as a percentage of the average daily net assets of each portfolio of the Alliance Fund before reimbursement by the Funds' investment adviser were estimated to be .94% for Growth; .98% for U.S. Government/ High Grade Securities; 1.97% for Global Dollar Government; 1.23% for Premier Growth; 1.12% for Total Return; 1.85% for Worldwide Privatization; 4.44% for Quasar; 6.00% for Real Estate Investment; 1.62 % for Technology; and 1.75% for High Yield.

++ With the exception of the Developing Capital Market Focus Fund, whose operating expenses before reimbursements are 1.31%, the operating expenses of the portfolios or funds of the Merrill Lynch Fund set forth above are the actual total expenses without expense reimbursements.

     In the event that an Owner withdraws all or a portion of the Contract Value in excess of the Free Withdrawal Amount for the first withdrawal in a Contract Year, or makes subsequent withdrawals in a Contract Year, a Deferred Sales Charge may be imposed. The Free Withdrawal Amount is equal to 10% of the Premiums paid, less any prior withdrawals at the time of withdrawal. (See " Charges and Deductions-Deduction for Deferred Sales Charge" on page .)

Expenses on a  Hypothetical $1,000 Policy, Assuming 5% Growth:

                                                 If you surrender

                                      1 Year    3 Years   5 Years  10 Years
                                      ------    -------   -------  --------

Alliance Fund

Growth ............................     $78      $120      $164      $273
Growth and Income .................      77       116       158       262
U.S. Government/High
Grade Securities.........                78       119       163       272
Global Dollar Government ..........      78       120       165       275
Premier Growth ....................      78       120       165       275
Total Return ......................      78       120       165       275
Worldwide Privatization ...........      78       120       165       275
Technology ........................      78       120       165       275
Quasar ............................      78       120       165       275
Real Estate Investment ............      78       120       165       275
High Yield........................       78       120       165       275


Merrill Lynch Fund


Prime Bond.........................      74       106       141       227
High Current Income................      74       108       144       233
Quality Equity.....................      74       106       141       227
Special Value Focus................      77       116       158       261
Global Strategy Focus..............      76       113       152       250
Domestic Money Market..............      74       108       144       233
Basic Value Focus..................      76       111       150       245
International Equity Focus.........      78       118       162       269
Natural Resources Focus...............   77       115       156       257
Global Utility Focus...............      76       111       150       245
Developing Capital Markets Focus...      81       129       179       304




                              If you Annuitize or if you do not surrender

                                      1 Year    3 Years   5 Years  10 Years
                                      ------    -------   -------  --------

Alliance Funds
Growth ............................     $24       $75      $128      $273
Growth and Income .................      23        71       122       262


Global Dollar Government ..........      24        75       129       275
U.S. Government/High
Grade Securities................         24        74       127       272
Premier Growth ....................      24        75       129       275
Total Return ......................      24        75       129       275
Worldwide Privatization ...........      24        75       129       275
Technology ........................      24        75       129       275
Quasar ............................      24        75       129       275
Real Estate Investment ............      24        75       129       275
High Yield.......................        24        75       129       275



Merrill Lynch Fund

Prime Bond.........................      20        61       105       227
High Current Income................      20        63       108       233
Quality Equity.....................      20        61       105       227
Special Value Focus................      23        71       122       261
Global Strategy Focus..............      22        68       116       250
Domestic Money Market..............      20        63       108       233
Basic Value Focus..................      22        66       114       245
International Equity Focus.........      24        73       126       269
Developing Capital Markets Focus...      27        84       143       304
Natural resources Focus.........         23        70       120       257
Global Utility Focus...............      22        60       114       245



    The Example should not be considered representations of past or future expenses and actual expenses may be greater or less than those shown.

                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES*





                              1996         1995         1994           1993       1992


ALLIANCE GROWTH
  Accumulation Unit Value
    Beginning of Period     13.99           10.48           11.13        10.00     10.00
    End of Period           17.73           13.99           10.48        11.13     10.00
  Accum Units o/s
@  end of period     1,541,465.58      777,108.88       56,104.84    35,271.53  2,081.43

ALLIANCE GROWTH & INCOME
  Accumulation Unit Value
    Beginning of Period     15.52           11.57          11.76        10.66      10.00
    End of Period           18.99           15.52          11.57        11.76      10.66
  Accum Units o/s
 @ end of period     1,324,216.31      502,667.80     179,245.69    37,573.04   7,731.36

ALLIANCE U.S. GOVERNMENT HIGH GRADE
  Accumulation Unit Value
    Beginning of Period      11.38         9.66            10.17        10.00       N/A
    End of Period            11.50        11.38             9.66        10.17       N/A
  Accum Units o/s
@ end of period         552,183.99   390,483.21        75,881.31     7,608.84       N/A

ALLIANCE GLOBAL
DOLLAR GOVERNMENT
  Accumulation Unit Value
    Beginning of Period      11.81        9.73            10.00        N/A           N/A
    End of Period            14.55       11.81             9.73        N/A           N/A
  Accum Units o/s
 @ end of period         76,451.58   16,171.63         5,958.18        N/A           N/A

ALLIANCE PREMIER GROWTH
  Accumulation Unit Value
    Beginning of Period      15.25       10.66            10.00        N/A          N/A
    End of Period            18.45       15.25            10.66        N/A          N/A
  Accum Units o/s
@ end of period       1,026,432.81   420,662.68      108,111.20        N/A          N/A

ALLIANCE TOTAL RETURN
  Accumulation Unit Value
    Beginning of Period      11.90          9.75           10.00        N/A         N/A
    End of Period            13.52         11.90            9.75        N/A         N/A
  Accum Units o/s
 @ end of period        455,709.19    121,094.82        4,871.12        N/A         N/A

ALLIANCE WORLDWIDE PRIVATIZATION
  Accumulation Unit Value
    Beginning of Period      11.01        10.05         10.00           N/A         N/A
    End of Period            12.86        11.01         10.05           N/A         N/A
  Accum Units o/s
@ end of period         224,339.58    62,769.30      6,357.69           N/A           N/A

ALLIANCE TECHNOLOGY
  Accumulation Unit Value
    Beginning of Period       10.00       N/A            N/A            N/A          N/A
    End of Period             10.90       N/A            N/A            N/A          N/A
  Accum Units o/s
 @ end of period         431,529.41       N/A            N/A            N/A          N/A

ALLIANCE QUASAR
  Accumulation Unit Value
    Beginning of Period       10.00       N/A            N/A          N/A           N/A
End of Period                 10.58       N/A            N/A          N/A           N/A
  Accum Units o/s
 @ end of period          179,808.73      N/A            N/A          N/A           N/A

ALLIANCE REAL ESTATE INVESTMENT
  Accumulation Unit Value
    Beginning of Period             N/A     N/A          N/A         N/A             N/A
    End of Period                   N/A     N/A          N/A         N/A             N/A
  Accum Units o/s
@ end of period                     N/A     N/A          N/A         N/A             N/A


ALLIANCE HIGH YIELD
  Accumulation Unit Value
    Beginning of Period             N/A     N/A          N/A       N/A          N/A
    End of Period                   N/A     N/A          N/A       N/A          N/A
  Accum Units o/s
@ end of period                    N/A     N/A          N/A            N/A         N/A



  *No  financial  information  has been provided for the High Yield and Real
   Estate Investment portfolios of the Alliance Fund nor the Domestic Money Market; Prime Bond; High Current Income; Quality Equity; Special Value Focus; Global Strategy Focus; Basic Value Focus; International Equity; Developing Capital Market Focus; Natural Resources Focus; and Global Utility Focus portfolios of the Merrill Lynch Fund because for the fiscal year ending December 31, 1996, the Contracts described in the Prospectus had not been issued and the Variable Account had not commenced operations with respect to such Portfolios.

* Funds were first invested in the Portfolios as listed below:


            Premier Growth Portfolio            December 7, 1992
            Growth & Income Portfolio             April 16, 1992
            U.S. Government/High
            Grade Securities Portfolio             June 14, 1993
            Global Dollar Government Portfolio     May 26 , 1994
            Growth Portfolio                     August 12, 1994
            Total Return Portfolio             September 12,1994
            Worldwide Privatization Portfolio    October 17,1994
            Technology Portfolio                January 22, 1996
            Quasar Portfolio                      August 15,1996
            Real Estate Investment Portfolio      January 7,1997
            High Yield  Portfolio              September 9, 1997

   * No date has been provided above with respect to the portfolios of the Merrill Lynch Fund because as of the date of this Prospectus no funds had been invested .

     Calculation of Performance Data


    The Company may, from time to time, advertise certain performance related information concerning one or more of the Subaccounts, including information as to total return and yield. Performance information about a Subaccount is based on the Subaccount's past performance only and is not intended as an indication of future performance.

    When the Company advertises the average annual total return of a Subaccount, it will usually be calculated for one, five, and ten year periods or, where a Subaccount has been in existence for a period less than one, five or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a Subaccount at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any Surrender Charge which would be payable if the account were redeemed at the end of the period) and calculating the average annual compounded rate of return necessary to produce the value of the investment at the end of the period. The Company may simultaneously present returns that do not assume a surrender and, therefore, do not deduct the Surrender Charge.

    When the Company advertises the yield of a Subaccount it will be calculated based upon a given 30-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

    When the Company advertises the performance of the Money Market Subaccount it may advertise in addition to the total return either the yield or the effective yield. The yield of the Money Market Subaccount refers to the income generated by an investment in that Subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the Money Market Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.


    Total  return at the  Variable  Account  level is  reduced  by all  contract charges: sales charges, mortality and expense risk charges, and the administrative charges, and is therefore lower than the total return at a Fund level, which has no comparable charges. Likewise, yield and effective yield at the Variable Account level take into account all recurring charges (except sales charges), and are therefore lower than the yield and effective yield at a Fund level, which has no comparable charges. Performance information for a Subaccount may be compared to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers or other indices measuring performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and (iv) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

Financial Data


    Financial Statements of the Company may be found in the Statement of Additional Information. No financial statements for the Variable Accounts have been provided in the Statement of Additional Information because as of the date of the reporting periods no contracts had been issued.



                                   THE COMPANY

    The Company is a stock life insurance company which was organized under the laws of the state of Delaware in 1962. The Company provides a full range of life insurance and annuity plans. The Company is a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.


Ratings

    The Company may from time-to-time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company, Moody's, and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the separate account. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A. M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services, and the financial strength of the Company as measured by Moody's Investors Services, may be referred to in advertisements, sales literature or in reports to Owners. These ratings are their opinion of an operating insurance company's financial capacity to meet the obligations of its life insurance policies and annuity contracts in accordance with their terms. In regard to their ratings of the Company, these ratings are explicitly based on the existence of a Support Agreement, dated as of December 31, 1991, between the Company and its parent American International Group, Inc. ("AIG"), pursuant to which AIG has agreed to cause the Company to maintain a positive net worth and to provide the Company with funds on a timely basis sufficient to meet the Company's obligations to its policyholders. The Support Agreement is not, however, a direct or indirect guarantee by AIG to any person of the payment of any of the Company's indebtedness, liabilities or other obligations (including obligations to the Company's policyholders).

    The ratings are not recommendations to purchase the Company's life insurance or annuity products, or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances relating to the Support Agreement, such as a lowering of AIG's long-term debt rating, so warrant. The ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

                              THE VARIABLE ACCOUNT

    The Company authorized the organization of the Variable Account in 1986. The Variable Account is maintained pursuant to Delaware insurance law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account meets the definition of a "Separate Account" under Federal securities laws. The SEC does not supervise the management or the investment practices of the Variable Account.

    The Company owns the assets in the Variable Account and obligations under the Contract are general corporate obligations. The Variable Account and each Subaccount, however, are separate from the Company's other assets including those of the General Account and from any other separate accounts. The assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment income, as well as both realized and unrealized gains and losses are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to income, gains or losses arising out of any other business of the Company. As a result, the investment performance of each Subaccount and the Variable Account is entirely independent of the investment performance of the General Account and of any other separate account maintained by the Company.

    The Variable Account is divided into Subaccounts, with the assets of each Subaccount invested in shares of one portfolio of either the Alliance Fund or the Merrill Lynch Fund. The Company may, from time to time, add additional portfolios of the Funds, and, when appropriate, additional mutual funds to act as the funding vehicles for the Contracts. If deemed to be in the best interests of persons having voting rights under the Contract, the Variable Account may be operated as a management company under the Investment Company Act of 1940, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts. The Company may offer other variable annuity contracts which also invest in Variable Account I, and are described in other prospectuses.


                                    THE FUNDS


    The Alliance and Merrill Lynch Funds are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is made up of different series funds or portfolios). A summary of the investment objectives for each portfolio is contained in the description of the Funds below. More detailed information, including the advisory fee of each portfolio and other charges assessed by each Fund, may be found in the relevant Fund prospectus, which contains a discussion of the risks involved in investing in such Fund. The prospectuses for each Fund are included with this Prospectus. The investment objectives of the portfolios are as follows:



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.



 The following portfolios are available under the Alliance Fund:



  Growth Portfolio

    This portfolio seeks long term growth of capital by investing primarily in common stock and other equity securities.


  Growth and Income Portfolio

    This portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.


  Global Dollar Government Portfolio

    This portfolio seeks a high level of current income through investing substantially all of its assets in U.S. and non-U.S. fixed income securities denominated only in U.S. Dollars. As a secondary objective, the portfolio seeks capital appreciation. Substantially all of the portfolio's assets will be invested in high yield, high risk securities that are low-rated (i.e., below investment grade), or of comparable quality and unrated, and that are considered to be predominately speculative as regards the issuer's capacity to pay interest and repay principal.




  Premier Growth Portfolio

    This portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based on their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio is not intended for investors whose principal objective is assured income or preservation of capital.


  Total Return Portfolio

    This portfolio seeks to achieve a high return through a combination of current income and capital appreciation by investing in a diversified portfolio of common and preferred stocks, senior corporate debt securities, and U.S. Government and Agency obligations, bonds and senior debt securities.


  Worldwide Privatization Portfolio

    This portfolio seeks long-term capital appreciation by investing principally in equity securities issued by enterprises that are undergoing, or have undergone, privatization. The balance of the investment portfolio will include equity securities of companies that are believed by the Fund's Advisor to be beneficiaries of the privatization process.


  Technology Portfolio

    This portfolio seeks growth of capital through investment in companies expected to benefit from advances in technology. The Technology portfolio invests principally in a diversified portfolio of securities of companies which use technology extensively in the development of new or improved products or processes.


  Quasar Portfolio

    This portfolio seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.


  Real Estate Investment Portfolio

    This portfolio seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.



  High Yield Portfolio

    This portfolio seeks the highest level of current income available without assuming undue risk by investing principally high-yielding fixed income securities. As a secondary objective, this portfolio seeks capital appreciation where consistent with its primary objective. Many of the high-yielding securities in which the portfolio invests are rated in the lower rating categories (i.e. below investment grade) by nationally recognized rating services. These securities which are often referred to as "junk bonds", are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal.

    Alliance Variable Products Series Fund, Inc., is managed by Alliance Capital Management L.P., ("Alliance"). The Fund also includes other portfolios which are not available for use by the Variable Account. More detailed information regarding management of the portfolios, investment objectives, invest advisory fees and other charges, may be found in the current Alliance Fund Prospectus which contains a discussion of the risks involved in investing. The Alliance Fund Prospectus is included with this Prospectus.

MERRILL LYNCH VARIABLE SERIES FUND, INC.




The following portfolios are available under the Merrill Lynch Fund:



  Domestic Money Market


    This portfolio seeks preservation of capital, liquidity, and the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities



  Prime Bond


    This portfolio seeks to obtain as high a level of current income as is consistent with the investment policies of the portfolio and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. The portfolio invests primarily in long-term corporate bonds rated in the top three ratings categories by established rating services.


  High Current Income

    This portfolio seeks to obtain as high a level of current income as is consistent with the investment policies of the portfolio and with prudent investment management, and capital appreciation to the extent consistent with the foregoing objective. The portfolio invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (commonly known as "junk bonds").



  Quality Equity Fund.

    This portfolio seeks to attain the highest total investment return consistent with prudent risk. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities.


  Special Value Focus

    This portfolio seeks to attain long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the portfolio believes have special investment value, and of emerging growth companies regardless of size



  Global Strategy Focus

    This portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America.



  Basic Value Focus

    This portfolio seeks to attain capital appreciation, and secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio.





  International Equity Focus

    This portfolio seeks to obtain capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities, of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities.



  Developing Capital Markets Focus

    This portfolio seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. .


  Natural Resources Focus

     This portfolio seeks to attain long-term growth of capital and protection of the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.


  Global Utility Focus

      This portfolio seeks to obtain capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of management of the portfolio, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

    Merrill Lynch Asset Management, L.P. ("MLAM") is the investment adviser to the Merrill Lynch Fund. MLAM is a worldwide mutual fund leader with more than $145.7 billion in assets under management . It is registered as an investment adviser under the Investment Advisers Act of 1940. MLAM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLAM's principal business address is 800 Scudder Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, MLAM is paid fees by the Fund's portfolios for its services. These fees have been disclosed above in the section entitled "Summary of Expenses."


THERE IS NO ASSURANCE THAT ANY OF THESE PORTFOLIOS WILL ACHIEVE THEIR STATED OBJECTIVES.

Voting Rights

    As previously stated, all of the assets held in the Subaccounts of the Variable Account will be invested in shares of a corresponding portfolio of the Funds. Based on the Company's view of present applicable law, we will vote the portfolio shares held in the Variable Account at meetings of shareholders in accordance with instructions received from Owners having a voting interest in the portfolio. However, if the 1940 Act or its regulations are amended, or if our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

    Prior to the Annuity Date, the Owner holds a voting interest in each portfolio in which there is value in the corresponding Subaccount. The number of portfolio shares which are attributable to the Owner is determined by dividing the corresponding value in a particular Subaccount by the net asset value of one portfolio share. The number of votes which an Owner will have a right to cast will be determined as of the record date established by each portfolio.

    We will solicit voting instructions by mail prior to the shareholder meetings. An Owner having a voting interest in a Subaccount will be sent proxy material, reports and other materials as provided by the Fund, relating to the appropriate portfolios. The Company will vote shares in accordance with instructions received from the Owner having a voting interest. At the meeting, the Company will vote shares for which it has received no instructions and any shares not attributable to Owners in the same proportion as it votes shares for which it has received instructions from Owners.

    The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds allocated to the Guaranteed Account.


    Shares of the Funds may be sold only to separate accounts of life insurance companies. The shares of the Funds will be sold to separate accounts of the Company and its affiliate, American International Life Assurance Company of New York, as well as to separate accounts of other affiliated or unaffiliated life insurance companies to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither the Company nor the Funds currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity owners, each Fund's Boards of Directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If a material irreconcilable conflict were to occur, the relevant participating life insurance companies will take whatever steps it deems necessary, at its expense, to remedy or eliminate the irreconcilable material conflict. If such a conflict were to occur, one or more insurance company separate accounts might withdraw its investments in the Funds. This might force the Funds to sell securities at disadvantageous prices.

Substitution Of Shares

    If the shares of a Fund (or any portfolio within a Fund) should no longer be available for investment by the Variable Account or if, in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another mutual fund (or portfolio within the fund) for Fund shares already purchased or to be purchased in the future under the Contracts. No substitution of securities may take place without any required prior approval of the Securities and Exchange Commission and under such requirements as it may impose.


                                  THE CONTRACT

    The Contract described in this Prospectus is a deferred variable annuity.


Parties to the Contract

  Owner

    As the purchaser of the Contract, You may exercise all rights and privileges provided in the Contract, subject to any rights that You, as Owner, may convey to an irrevocable beneficiary. As Owner, You will also be the Annuitant, unless You name in writing some other person as Annuitant.


  Annuitant

    The Annuitant is the person who receives annuity payments and upon the continuance of whose life these payments are based. You may designate someone other than yourself as Annuitant. If the Annuitant is a person other than the Owner, and the Annuitant dies before the Annuity Date, You will become the Annuitant unless you designate someone else as the new Annuitant.


  Beneficiary

    The Beneficiary You designate will receive the death proceeds if You die prior to the Annuity Date. If no Beneficiary is living at that time, the death proceeds are payable to Your estate. If the Annuitant dies after the Annuity Date, the Beneficiary will receive any remaining guaranteed payments under an Annuity Option. If no Beneficiary is living at that time, the remaining guaranteed payments are payable to Your estate.


  Change of Annuitant and Beneficiary

    Prior to the Annuity Date, You may change the Annuitant and Beneficiary by making a written request to Our Administrative Office. After the Annuity Date only a change of Beneficiary may be made. Once We have accepted Your written request, any change will become effective on the date You signed it. However, any change will be subject to any payment or other action taken by Us before We record the change. If the Owner is not a natural person, under current Federal tax law, the Contract may be subject to unintended and adverse tax consequences. For possible tax considerations of these changes, see "Taxes", page __.


How to Purchase a Contract


    At the time of application, the purchaser must pay at least the minimum Premium required and provide instructions regarding the allocation of the Premium among the Subaccounts. Acceptance of the Premium and form of application is subject to Our requirements and We reserve the right to reject any Premium. If the application and Premium are accepted in the form received, the Premium will be credited and allocated to the Subaccounts within two business days of its receipt. The date the Premium is credited to the Contract is the Effective Date.


    If within five days of the receipt of the initial Premium We have not received sufficient information to issue a Contract, You will be contacted. The reason for the delay will be explained to You. If You consent We will retain the Premium until the necessary requirements are fulfilled. Otherwise, the Premium will be immediately refunded to You.


Discount Purchase Programs

    Purchases made by officers, directors and employees of either the Company, an affiliate of the Company or any individual, firm or company that has executed the necessary agreements to sell the Contracts and members of each of their immediate families may not be subject to the Surrender Charge. Such purchases include retirement accounts and must be for accounts in the name of the individual or qualifying family member.


Distributor

    AIG Equity Sales Corp. ("AESC"), 80 Pine Street, New York, New York, acts as the distributor of the Contracts. AESC is a wholly-owned subsidiary of AIG, and an affiliate of the Company. Commissions not to exceed 6 1/2% of Premiums will be paid to entities which sell the Contract. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were to be prohibited from performing certain agency or administrative services and receiving fees from AESC, Owners who purchased Contracts through the bank would be permitted to retain their Contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.


Administration of the Contracts

    While the Company has primary responsibility for all administration of the Contracts and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. Such administrative services include issuance of the Contracts and maintenance of Owner's records. DVFS serves as the administrator to various insurance companies offering variable contracts.


Premium and Allocation to Your Investment Options


    The initial Premium must be at least $2,000. You may make additional payments of Premium prior to the Annuity Date in amounts of at least $1000, or $100 as part of an automatic investment plan. There is no maximum limit on the additional Premiums You may pay or on the numbers of payments; however, the Company reserves the right to reject any Premium on any Contract. You specify at the time of issue or subsequently how the remaining amount, known as "Additional Premium," will be allocated.


    The initial Premium is allocated among the Subaccounts and Guaranteed Account on the Effective Date. Your allocation instructions will specify what percentage of Your initial Premium is to be credited to each Subaccount and to the Guaranteed Account. Allocation instructions must be expressed in whole percentages. Allocations for additional Premium will be made on the same basis as the initial Premium unless We receive a written notice with new instructions. Additional Premium will be credited to the Contract Value and allocated at the close of the first Valuation Date on or after which the Additional Premium is received at Our Administrative Office.

    All premiums to IRA or 403 (b) plan contracts must comply with the applicable provisions in the Code and the applicable provisions of your retirement  plan.  Additional  premium  commingled  in an IRA  with  a  rollover
contribution   from  other  retirement  plans  may  result  in  unfavorable  tax consequences. You should seek legal counsel and tax advice regarding the suitability of the contract for your situation. (See "Taxes" on page __.)


Right to Examine Contract Period


    The Contract provides a 10 day Right to Examine Contract Period giving You the opportunity to cancel the Contract. You must return the Contract with written notice to Us. If We receive the Contract and Your written notice within 10 days after it is received by You, the Contract will be voided. With the exception of Contracts issued in connection with an IRA, in those states whose laws do not require that We assume the risk of market loss during the Right to Examine Contract Period, should You decide to cancel Your Contract, the amount to be returned to You will be the Contract Value (on the day We receive the Contract) plus any charges deducted for State Taxes, without imposition of the Surrender Charge. The amount returned to you may be more or less than the initial Premium. (See "Charges and Deductions" on page __.) For Contracts issued in those states that require We return the Premium, we will do so. In the case of Contracts issued in connection with an IRA, the Company will refund the greater of the Premium, less any withdrawals, or the Contract Value.

    State Laws governing the duration of the Right to Examine Contract Period may vary from state to state. We will comply with the laws of the state in which the Owner resides at the time the Contract is applied for. Federal laws governing IRAs require a minimum seven day right of revocation. We provide 10 days from the date the Contract is received by you. (See "Individual Retirement Annuities" on page __.)



Unit Value and Contract Value


    After the deduction of certain charges and expenses, amounts which You allocate to a Subaccount of the Variable Account are used to purchase Accumulation Units in that Subaccount, not shares of the Portfolio in which that Subaccount invests. The number of Accumulation Units you purchase will be determined by dividing the amount allocated to each Subaccount by the Unit Value of the Subaccount for the Valuation Period during which the amount was allocated.


    The Unit Value for each Subaccount will vary from one Valuation Period to the next, based on the investment experience of the Portfolio in which the Subaccount invests and the deduction of certain charges and expenses. The Statement of Additional Information contains a detailed explanation of how Accumulation Units are valued.

    Your value in any given Subaccount is determined by multiplying the Unit Value for the Subaccount by the number of Units You own. Your value within the Variable Account is the sum of your values in all the Subaccounts. The total value of your Contract, known as the Contract Value, equals your Value in the Variable Account plus Your value in the Guaranteed Account.

Transfers

    Prior to the Annuity Date, You may make Transfers among the Subaccounts and into and out of the Guaranteed Account subject to certain rules.


    At the present time there is no limit on the number of transfers which can be made among the Subaccounts and the Guaranteed Account in any one Contract Year. We reserve the right to limit the number of transfers among the Subaccounts to 12 per Contract Year and to one transfer per year from the Guaranteed Account. There are no fees for the first 12 transfers in any one Contract Year. For each transfer in excess of 12 within one Contract Year, We impose a transfer fee of $10. The transfer fee, if any, is deducted from the amount transferred. (See, "Guaranteed Account Transfers" in the Appendix, page __.)


    Transfers may be made by written request or by telephone as described in the Contract or specifically authorized in writing. The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. All calls will be recorded. All transfers will be confirmed in writing to the Owner. The Company is not liable for any loss, cost, or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.


    After the Annuity Date, depending on the Annuity Option selected, the Owner may transfer the Contract Value allocated to the Variable Account among the Subaccounts. However, the Company reserves the right to refuse any more than one transfer per month. The transfer fee is the same as before the Annuity Date. This transfer fee, if any, will be deducted from the next annuity payment after the transfer. If following the transfer, the Annuity Units remaining in the Subaccount would generate a monthly annuity payment of less than $100, the Company will transfer the entire amount in the Subaccount.


    Once the transfer is effected, the Company will recompute the number of Annuity Units for each Subaccount. The number of Annuity Units for each Subaccount will remain the same for the remainder of the payment period unless the Owner requests another change.

    The minimum amount which may be transferred at any one time is the lesser of $1,000 or the value of the Subaccount or Guarantee Period from which the transfer is made. However, the minimum amount for transfers under our Dollar Cost Averaging program is $100 per Subaccount. (See "Dollar Cost Averaging") For additional limitations regarding transfers out of the Guaranteed Account, see "Guaranteed Account Transfers" in the Appendix, page __.)


Dollar Cost Averaging


    The Company currently offers an option under which Owners may dollar cost average their allocations in the Subaccounts under the Contract by authorizing the Company to make periodic allocations of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the allocation of Contract Value to one or more Subaccounts, and these amounts will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the exchanges are effected. Amounts periodically transferred under this option are not included in the 12 transfers per Contract Year discussed under "Transfers" on page __. Since the value of Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Dollar cost averaging does not guarantee profits, nor does it assure that an Owner will not have losses. A Dollar Cost Averaging Request form is available from the Administrative Office upon request.


    To elect the Dollar Cost Averaging Option, the Owner's Contract Value must be at least $12,000, and a Dollar Cost Averaging Request in proper form must be received by the Company. The Dollar Cost Averaging Request form will not be considered complete until the Contract Value is at least the required amount. An Owner may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.


Asset Rebalancing Option

    The Company currently offers an option under which Owners may authorize the Company to automatically exchange Contract Value periodically to maintain a particular percentage allocation among the Subaccounts as selected by the Owner. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Contract Value in the Subaccounts to the allocation selected by the Owner. Asset Rebalancing is intended to exchange Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that an Owner will not have losses.

    To elect the Asset Rebalancing Option, the Contract Value in the Contract must be at least $12,000 and an Asset Rebalancing Request in proper form must be received by the Company. An Owner may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. If the Asset Rebalancing Option is elected, all Contract Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

    The amounts transferred will be credited to the Accumulation Unit Value as of the end of the Valuation Dates on which the transfers are effected. Amounts periodically transferred under this option are not included in the 12 transfers per Contract Year discussed under "Transfers" on page __.

    An Owner may instruct the Company at any time to terminate this option by written request. Once terminated, this Option may not be reselected during the same Contract Year.

                             CHARGES AND DEDUCTIONS

    Various charges and deductions are made from Premium, the Contract Value and the Variable Account. These charges and deductions are as follows:


Deduction for State Premium Taxes

    We do not deduct premium taxes unless assessed by the state of residence of the Owner. Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged at Our discretion against either Premium or Contract Value. Premium taxes currently imposed by certain states on the Contracts range typically from 0% to 3.5% of premiums paid. Some states assess premium taxes at the time Premium is received; others assess premium taxes at the time of annuitization. Premium taxes are subject to being changed or amended by state legislatures, administrative interpretations or judicial acts.


Deduction for Mortality and Expense Risk Charge

    The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant, to waive the Surrender Charge in the event of the death of the Owner prior to the Annuity Date and to provide the death benefit. The expense risk assumed by the Company is that the costs of administering the Contracts and the Variable Account will exceed the amount received from Administrative and Contract Maintenance Charges.

    If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company. The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased. The Mortality and Expense Risk Charge is deducted during the Accumulation Period and after the Annuity Date.

    The Company currently offers annuity payment options that are based on a life contingency. (See "Annuity Period -- Annuity Options" on page __.) The Company in its discretion may offer additional payment options which are not based on a life contingency. If this should occur and if a Owner should elect a payment option not based on a life contingency, the Mortality and Expense Risk Charge is still deducted but the Owner receives no benefit from that portion of the charge attributable to mortality risk.





Deduction for Equity Assurance Plan




    If the Owner has elected the Equity Assurance Plan, the Company deducts monthly an Equity Assurance Plan Charge equal on an annual basis to .07% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .20% of the average daily net asset value of the Variable Account for Owners attained age 60-85.


Deduction for Enhanced Equity Assurance Plan

    If the Owner has elected the Enhanced Equity Assurance Plan, the Company deducts monthly an Equity Assurance Plan Charge Equal on an annual basis to .17% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .30% of the average daily net asset value of the Variable Account for Owners attained age 60-85.



Deduction for Annual Ratchet Plan



    If the Owner has elected the Annual Ratchet Plan, the Company deducts monthly an Annual Ratchet Plan Charge equal on an annual basis to .10% of the average daily net asset value of the Variable Account.



Deduction for Accidental Death Benefit


    If the Owner has elected the Accidental Death Benefit, the Company deducts for each Valuation Period an Accidental Death Benefit Charge equal on an annual basis to .05% of the average daily net asset value of the Variable Account



Deduction for Surrender (Deferred Sales) Charges


    In the event that an Owner makes a withdrawal from or surrenders Contract Value in excess of the Free Withdrawal Amount, a Surrender Charge may be imposed. The Free Withdrawal Amount is equal to the greater of the Contract Value less Premiums paid or the portion of the withdrawal that does not exceed 10% of the total Premium otherwise subject to the Surrender Charge paid to the time of withdrawal, less any prior withdrawals; however, the Surrender Charge applies only to Premium received by the Company within seven (7) years of the date of the withdrawal.


    The Surrender Charge will vary in amount depending upon the time which has elapsed since the date Premium was received. In calculating the Surrender Charge, Premium is allocated to the amount surrendered on a first-in, first out basis. The amount of any withdrawal which exceeds the Free Withdrawal Amount will be subject to the following charges:





                                              Applicable Surrender
                                                Charge Percentage

              Premium Year 1 ...................        6%
              Premium Year 2 ...................        6%
              Premium Year 3 ...................        5%
              Premium Year 4 ...................        5%
              Premium Year 5 ...................        4%
              Premium Year 6 ...................        3%
              Premium Year 7 ...................        2%
              Premium Year 8 and thereafter.....      None

     No Surrender Charge is imposed against: (1) Systematic  Withdrawal options;
(2) Contract Value upon Annuitization; (3) a Death Benefit.

    The Surrender Charge is intended to reimburse the Company for expenses incurred which are related to Contract sales. The Company does not expect the proceeds from the Surrender Charge to cover all distribution costs. To the extent such charge is insufficient to cover all distribution costs, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

    Certain restrictions on surrenders are imposed on Contracts issued in connection with retirement plans which qualify as a 403 (b) Plan or IRA (See "Taxes -- 403(b) Plans" on page __.)


Deduction for Administrative Charges

    The Company deducts for each Valuation Period a daily Administrative Charge which is equal on an annual basis to .15% of the average daily net asset value of the Variable Account. This charge is intended to reimburse Us for administrative expenses, both during the accumulation period and following the Annuity Date.


Deduction for Contract Maintenance Charge

    The Company also deducts an annual Contract Maintenance Charge of $30 per year, from the Contract Value on each Contract Anniversary. The Contract Maintenance Fee is waived if the Contract Value is greater than $50,000 on the date of deduction of the charge. These charges are designed to reimburse the Company for the costs it incurs relating to maintenance of the Contract, the Variable Account, and the Guaranteed Account. If the Contract is surrendered, we will deduct the Contract Maintenance Charge at the time of surrender for the current Contract Year. The deduction will be made proportionally based on Your value in each Subaccount and the Guaranteed Account. After the Annuity Date, the Contract Maintenance Charge is deducted on a pro-rata basis from each annuity income payment.


Deduction for Income Taxes

    The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any Federal income taxes. (See also "Taxes" beginning on page __.)


Other Expenses

    There are deductions from and expenses paid out of the assets of the Fund which are described in the accompanying Prospectus for the Fund.


Group and Sponsored Arrangements


    In certain instances, we may reduce the Surrender Charge and the Administrative Charge or change the minimum Premium requirements for the sale of Contracts to certain groups, including those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis.

    Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or similar arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or group sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.


    We will make any reductions according to Our rules in effect when an application or enrollment form for a Contract is approved. We may change these rules from time to time. Any variation in the Surrender Charge or Administrative Charge will reflect differences in costs or services and will not be unfairly discriminatory.

                                ANNUITY BENEFITS


Annuitization

    Annuitization is an election you make to apply the Contract Value to an Annuity Option in order to provide a series of annuity payments. The date the Annuity Option becomes effective is the Annuity Date.


Annuity Date

     The latest Annuity Date is: (a) the first day of the calendar month following the later of the Annuitant's 90th birthday; or (b) such earlier date as may be set by applicable law.

    The Owner may designate an earlier date or may change the Annuity Date by making a written request at least thirty (30) days prior to the Annuity Date being changed. However, any Annuity Date must be no later than the date defined above and must be, the first day of a calendar month.


    Without the approval of the Company, the new Annuity Date cannot be earlier than one year after the Effective Date. In addition, for IRA or 403 (b) Plan Contracts, certain provisions of your retirement plan or the Code may further restrict your choice of an Annuity Date. (See "Taxes ," page __).


Annuity Options


    The Owner may choose annuity payments which are fixed, or which are based on the Variable Account, or a combination of the two. The Owner may, upon at least 30 days prior written notice to us, at any time prior to the Annuity Date, select or change an Annuity Option. If the Owner elects annuity payments which are based on the Variable Account, the amount of the payments will be variable. The amount of the annuity payment based on the value of a Subaccount is determined through a calculation described in the Statement of Additional Information under the caption "Annuity Provisions." The Owner may not transfer Contract Values between the Guaranteed Account and the Variable Account after the Annuity Date, but may, subject to certain conditions, transfer Contract Values from one Subaccount to another Subaccount. (See " Transfer of Contract Values" on page __.)

    If the Owner has not made any Annuity Option selection at the Annuity Date, the Contract Value will be applied to purchase Option 2 fixed basis annuity payments and Option 2 variable basis annuity payments, in proportion to the amount of Contract Value in the Guaranteed Account and the Variable Account, respectively.


    The Annuity Options are:


     Option 1: Life Income. The Company will make annuity payments during the lifetime of the Annuitant.

    Option 2: Life Income with 10 Years of Payments Guaranteed. The Company will make monthly annuity payments during the lifetime of the Annuitant. If, at the death of the Annuitant, payments have been made for less than 10 years, payments will be continued during the remainder of the period to the Beneficiary.

    Option 3: Joint and Last Survivor Income. The Company will make annuity payments for as long as either the Annuitant or a Contingent Annuitant is alive. In the event that the Contract is issued in connection with an IRA, the payments in this Option will be made only to the Owner as Annuitant and the Owner's spouse.



    The Annuity  Options are more fully explained in the Statement of Additional
Information.   The  Company  may  also  offer  additional  options  at  its  own discretion.



Annuity Payments


    If the Contract Value applied to Annuity Options is less than $2,000, the Company reserves the right to pay the amount in a lump sum in lieu of annuity payments. The Company makes all other annuity payments monthly. However, if the total monthly annuity payment would be less than $100 the Company reserves the right to make payments semi-annually or annually.


    If fixed annuity payments are selected, the amount of each fixed payment is determined by multiplying the Contract Value allocated to purchase fixed annuity payments by the factor shown in the annuity table specified in the Contract for the option selected, divided by 1,000.

    If variable annuity payments are selected, the Annuitant receives the value of a fixed number of Annuity Units each month. The actual dollar amount of variable annuity payments is dependent upon: (i) the Contract Value at the time of annuitization; (ii) the annuity table specified in the Contract; (iii) the Annuity Option selected; (iv) the investment performance of the Subaccount selected; and (v) the pro-rata portion of the Contract Maintenance charge.

    The annuity tables contained in the Contract are based on a 5% assumed investment rate. If the actual net investment rate exceeds 5%, payments will increase. Conversely, if the actual rate is less than 5%, variable annuity payments will decrease.

                                  DEATH BENEFIT


Prior to the Annuity Date



    In the event of an Your death prior to the Annuity Date, a death benefit is payable to the Beneficiary. The value of the death benefit will be determined as of the date We receive proof of death in a form acceptable to Us. If there has been a change of Owner, the death benefit will equal the Contract Value. Otherwise, the death benefit will be calculated in accordance with the terms of one of the options described below, as designated by the Owner at the time of application.





Standard Death Benefit







    Under the standard Death Benefit, We will pay a death benefit equal to the greatest of:


     1. the total of all Premium, reduced proportionately by withdrawals and surrenders;

     2.  the Contract Value;

     3. the greatest of the Contract Value at the seventh Contract Anniversary reduced proportionately by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any Premium paid subsequent to that Contract Anniversary.


    The standard Death Benefit will be in effect if no other death benefit is in effect.





Annual Ratchet Plan  Option


    If at the time of application, the Owner has selected a death benefit under the terms of the Annual Ratchet Plan, We will pay a death benefit equal to the greatest of :


    1. the total of all Premiums paid, less surrenders;

    2.  the Contract Value; or

    3. the greatest Contract Value at any Contract Anniversary reduced proportionately by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any Premium paid subsequent to that Contract Anniversary.

    The Company deducts monthly an Annual Ratchet Plan Charge which is equal on an annual basis to .10% of the average daily net asset value of the Variable Account.

    The Annual Ratchet Plan will be in effect if:

    1.  the Owner designates this option on the Application; and

    2. the Annual Ratchet Plan charge is shown on the Contract Schedule.

    The Annual Ratchet Plan will cease to be in effect upon receipt by the Company of Owner's written request to discontinue it.




Equity Assurance Plan- Option



      If at the time of application the Owner has selected a death benefit under the terms of the Equity Assurance Plan, We will pay a death benefit equal to the greatest of:

    1.the Contract Value; or

    2. the greatest Contract Value on any seventh Contract Anniversary plus any Premiums subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

     3.    an amount equal to a) plus b) where:

     a) is equal to the total of all Premiums paid on or before the first Contract Anniversary following:

    Your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of complete years, not to exceed 10, from the date of receipt of each Premium to the earlier of the date of death or the first Contract Anniversary following Your 85th birthday:

    0% per annum if death occurs during the 1st through 24th month from the date of Premium payment;

    2% per annum if death occurs during the 25th through 48th month from the date of Premium payment;

    4% per annum if death occurs during the 49th through 72nd month from the date of Premium payment;

    6% per annum if death occurs during the 73rd through 96th month from the date of Premium payment;

    8% per annum if death occurs  during the 97th  through  120th month from the
date of  Premium   payments;

    10% per annum  (for a maximum  of 10  years) if death  occurs  more than 120
months from the   date of   Premium payment; and

    b) is equal to all Premiums paid after the first Contract Anniversary following Your 85th birthday, adjusted for surrenders as described below.

    The Company deducts monthly an Equity Assurance Plan Charge Equal on an annual basis to .07% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .20% of the average daily net asset value of the Variable Account for Owners attained age 60-85.

    Adjustment for surrenders. In the determination of the death benefit, for each surrender a proportionate reduction will be made to each Premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.



    The Equity Assurance Plan will be in effect if:

    1.   the Owner elected it on the Application;

    2. all premiums are allocated to investment options that are designated for the Equity Assurance Plan on the Application; or

    3. the  charge  for the  Equity  Assurance  Plan is  shown  on the  Contract
Schedule.



     The Equity Assurance Plan will cease to be in effect:

     1. Upon receipt by the Company of the Owner's written request to discontinue it; or

    2. on the date any portion of the premium is allocated to an investment option other than those designated for the Equity Assurance Plan.

    3. on the date any portion of the Contract Value is no longer invested in the investment options designated for the Equity Assurance Plan.




Enhanced Equity Assurance Plan Option


    If at the time of application the Owner has selected a death benefit under the terms of the Enhanced Equity Assurance Plan, We will pay a death benefit equal to the greatest of:



    1. the Contract Value; or

    2. the greatest Contract Value on any Contract Anniversary plus any Premiums subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

    3. an amount equal to a) plus b) where:

    a) is equal to the total of all Premiums paid on or before the first Contract Anniversary following Your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of complete years, not to exceed 10, from the date of receipt of each Premium to the earlier of the date of death or the first Contract Anniversary following Your 85th birthday:

    0% per annum if death occurs during the 1st through 24th month from the date of Premium payment;

    2% per annum if death occurs during the 25th through 48th month from the date of Premium payment;

    4% per annum if death occurs during the 49th through 72nd month from the date of Premium payment;

    6% per annum if death occurs during the 73rd through 96th month from the date of Premium payment;

    8% per annum if death occurs during the 97th through 120th month from the date of Premium payment;

     10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of Premium payment; and

    b) is equal to all Premiums paid after the first Contract Anniversary following Your 85th birthday, adjusted for surrenders as described below.

    The Company deducts monthly an Enhanced Equity Assurance Plan Charge Equal on an annual basis to .17% of the average daily net asset value of the Variable Account for Owners attained age 0-59 and .30% of the average daily net asset value of the Variable Account for Owners attained age 60-85

    Adjustment for surrenders. In the determination of the death benefit, for each surrender a proportionate reduction will be made to each Premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

    The Enhanced Equity Assurance Plan will be in effect if:

    1. the Owner elected it on the Application;

    2. all premiums are allocated to investment options that are designated for the Enhanced Equity Assurance Plan on the Application; and

     3. .the charge for the Enhanced Equity Assurance Plan is shown on the Contract Schedule.



    The Enhanced Equity Assurance Plan will cease to be in effect if:

     1. upon receipt by the Company of the Owner's written request to discontinue it;

    2.on the date any portion of the premium is allocated to an investment option other than those designated for the Enhanced Equity Assurance Plan; or


     3. on the date any portion of the Contract Value is no longer invested in the investment options designated for the Enhanced Equity Assurance Plan.


Accidental Death Benefit



    The Owner may select the Accidental Death Benefit in addition to any of the forms of death benefit options. If at the time of application the Owner has selected the Accidental Death Benefit, the accidental death benefit payable under this option will be equal to the lesser of:



    1.  the Contract Value as of the date the death benefit is determined; or

    2.  $250,000.

     The Company deducts for each Valuation Period a daily charge for the Accidental Death Benefit which is equal on an annual basis to .05% of the average daily net asset value of the Variable Account.


    The Accidental Death Benefit is payable if the death of the primary Owner occurs as a result of injury prior to the Contract Anniversary following his/her 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident which caused the injury.

    The Accidental Death Benefit will not be paid for any death caused by or resulting in whole or in part from the following:

     (a)suicide or attempted suicide while sane or insane, or intentionally self-inflicted injuries;

     (b) sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

     (c) injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if the Owner is a passenger on any aircraft licensed for the transportation of passengers;

     (d) declared or undeclared war or any act thereof; or

     (e) service in the military, naval or air service of any country.

    The Accidental Death Benefit will be in effect if:

      1.  the Owner designates this option on the Application; and

      2. the Accidental Death Benefit charge is shown on the Contract Schedule.

     3. the Accidental Death Benefit will cease to be in effect upon receipt by the Company of a of the Owner's written request to discontinue.

Payment to Beneficiary



      The Beneficiary may elect the death benefit to be paid as follows:


     1. payment of the entire death benefit within 5 years of the date of the Owner's death; or

     2.  payment  over  the  lifetime  of  the   designated   Beneficiary   with
distribution beginning within 1 year of the date of death of the Owner (see Annuity Options section of this contract); or

     3. if the designated Beneficiary is Your spouse, he/she can continue the contract in his/her own name.

    If no payment option is elected within 60 days of Our receipt of proof of the Owner's death, a single sum settlement will be made at the end of the sixty
(60) day period following such receipt. Upon payment of the death benefit, this contract will end.


After the Annuity Date

    If the Owner is a person other than the Annuitant, and if the Owner's death occurs on or after the Annuity Date, no death benefit will be payable under this contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the Annuity Option in force at the date of the Owner's death. If the Owner is not an individual, the Annuitant shall be treated as the Owner and any change of such first named Annuitant, will be treated as if the Owner died.


              Death of the Annuitant

    If the Annuitant is a person other than the Owner, and if the Annuitant dies before the Annuity Date, a new Annuitant may be named by the Owner. If no new Annuitant is named within sixty days of Our receipt of proof of the Annuitant's death, the Owner will be deemed the new Annuitant. If an Annuitant dies after the Annuity Date, the remaining payments, if any will be as specified in the Annuity Option elected. We will require as specified in the Annuity Option elected. We will require proof of the Annuitant's death. Death benefits, if any, will be paid to the designated Beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                        DISTRIBUTIONS UNDER THE CONTRACT


Withdrawals

     The Owner may withdraw Contract Values prior to the Annuity Date. Any withdrawal is subject to the following conditions:

    (a) the Company must receive a written request;

    (b) the amount requested must be at least $500;

    (c) any applicable Surrender Charge will be deducted;

    (d) the Contract Value will be reduced by the sum of the amount requested plus the amount of any applicable Surrender Charge;

    (e) the Company will deduct the amount requested plus any Surrender Charge from each Subaccount of the Variable Account and from the Guaranteed Account either as specified or in the proportion that each Subaccount and the Guaranteed Account bears to the Contract Value; and

    We reserve the right to consider any withdrawal request that would reduce the Value of the Accumulation Account to less than $2,000 to be a request for Surrender. In this event, the Surrender Value will be paid to You and the Contract will terminate.

    Withdrawals (including systematic withdrawals discussed below may be taxable and subject to a penalty tax. (See "Taxes" beginning on page __.)


Systematic Withdrawal


    The systematic withdrawal program involves making regularly scheduled withdrawals from Your value in the Contract. In order to initiate the program, your total Contract Value must be at least $24,000. The program allows You to prearrange the withdrawal of a specified dollar amount of at least $200 per withdrawal, on a monthly or quarterly payment basis. A maximum of 10% of the Contract Value may be withdrawn in a Contract Year. Surrender Charges are not imposed on withdrawals under this program. If you elect this program Surrender Charges will be imposed on any withdrawal, other than withdrawals made under Your systematic withdrawal program, when the withdrawal is from Premium paid in the last seven years. You may not elect this program if you have taken a prior withdrawal during the same Contract Year. (See "Withdrawals" on page __, and "Deduction for Surrender Charges" on page __.)


    Systematic withdrawals will begin on the first scheduled withdrawal date selected by You following the date We process Your request. In the event that Your value in a specified Subaccount or the Guaranteed Account is not sufficient to deduct a withdrawal or if Your request for systematic withdrawal does not specify the Guaranteed Account or from which Subaccounts withdrawals are to be deducted, withdrawals will be deducted proportionally based on Your value in each Subaccount and the Guaranteed Account.

    All parties to the Contract are cautioned that the rights of any person to implement the systematic withdrawal program under Contracts issued in connection with IRAs or 403(b) Plans may be subject to the terms and conditions of the retirement plan, regardless of the terms and conditions of the Qualified Contract (See " Taxes" on page __.)

    The systematic withdrawal program may be canceled at any time by written request or automatically by Us should the Contract Value fall below $1,000. In the event the systematic withdrawal program is canceled, the Owner may not elect to participate in such program until the next Contract Anniversary.

    An Owner may change once per Contract Year the amount or frequency of withdrawals on a systematic basis.

    The Free Withdrawal Amount (see "Charges and Deductions -- Deduction for Surrender Charge" on page __) is not available while an Owner is receiving systematic withdrawals. An Owner will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

    Implementation of the systematic withdrawal program may subject an Owner to adverse tax consequences, including a 10% tax penalty. (See "Taxes -- Taxation of Annuities in General" on page __ for a discussion of the tax consequences of withdrawals.)


THE COMPANY RESERVES THE RIGHT TO DISCONTINUE THIS PROGRAM AT ANY TIME.

Surrender


    Prior to the Annuity Date you may surrender the Contract for the surrender value by withdrawing the entire Contract Value. You must submit a written request for surrender and return the Contract to Us. The surrender value will be based on the Contract Value at the end of the Valuation Period during which the surrender request is received as described below. The Contract may not be surrendered after the Annuity Date. A surrender may be taxable and subject to a tax penalty. (See "Taxes" discussed on page __.)



Surrender Value


    The surrender value of the Contract varies each day depending on the investment results of the Subaccounts selected by the Owner. The surrender value will be the Contract Value as of the date the Company receives Your surrender request, reduced by the following: (1) any applicable taxes not previously deducted; (2) the Contract Maintenance Charge; and (3) any applicable Surrender Charge.



Payment of Withdrawals and Surrender Values


    Payments of withdrawals and surrender values will ordinarily be sent to the Owner within seven (7) days of receipt of the written request, but see the Deferral of Payment discussion below. (Also see "Delay of Payments" in the Statement of Additional Information. The Company reserves the right to ensure that an Owner's check or other form of Premium has been cleared for payment prior to processing any withdrawal or redemption request occurring shortly after a Premium payment.

    If, at the time You make a request for a withdrawal or a surrender, You have not provided Us with a written election not to have Federal income taxes withheld, We must by law withhold such taxes from the taxable portion of Your payment and remit that amount to the IRS. Mandatory withholding rules apply to certain distributions from 403(b) Plan Contracts. Additionally, the Code provides that a 10% penalty tax may be imposed on certain early Withdrawals and Surrenders. (See "Withholding" on page __, and " Tax-Favored Plans" on page __.)

Deferral of Payment


    Payment of any withdrawal, surrender, or lump sum death proceeds from the Variable Account will usually occur within seven days. We may be permitted to defer such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;
(2) an emergency exists as defined by the SEC or the SEC requires that trading be restricted; (3) the SEC permits a delay for protection of Owners; or (4) the check used to pay any Premium has not cleared through the banking system (this may take up to 15 days).

    We may defer payment of any withdrawal or surrender from the Guaranteed Account for up to six months from the date we receive Your written request.



                                      TAXES


Introduction

    The Contracts are designed to accumulate Contract Value for retirement plans which, except for IRAs and 403(b) Plans, are generally not tax-qualified plans. The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depend on the Company's tax status and upon the tax status of the individual concerned. Accordingly, each potential Owner should consult a competent tax adviser regarding the tax consequences of purchasing a Contract.

    The following discussion is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Fund.


Company Tax Status

    The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Contract Value. Under existing Federal income tax law, the Variable Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes from the assets of the Variable Account should they be imposed with respect to such items in the future.


Taxation of Annuities in General -- Non-Qualified Plans


    Code Section 72 governs the taxation of annuities. In general, an Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under the Contract. However, under certain circumstances, the increase in value may be subject to tax currently. (See "Contracts Owned by Non-Natural Persons," on page and " Diversification Standards" on page __.)


  Withdrawals prior to the Annuity Date


    Code Section 72 provides that a total or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract on the date of the withdrawal exceed the "investment in the Contract," as that term is defined under the Code. The
"investment in the contract" can generally be described as the cost of the Contract. It generally constitutes the sum of all purchase payments made for the contract less any amounts received under the Contract that are excluded from gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

  Withdrawals on or after the Annuity Date

     Upon receipt of a lump sum payment on full surrender of the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. The taxable portion is taxed as ordinary income.

    If the recipient receives annuity payments rather than a lump sum payment, a portion of the payment is included in taxable income when received. For fixed annuity payments, the taxable portion of each payment is generally determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the nontaxable portion of the payment. The remaining portion of each payment is taxed as ordinary income.

    For variable annuity payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

    The recipient is able to exclude a portion of the payments received from taxable income until the investment in the Contract is fully recovered. Annuity payments are fully taxable after the investment in the Contract is recovered. If the recipient dies before the investment in the Contract is recovered, the recipient's estate is allowed a deduction for the remainder.


  Penalty Tax on Certain Withdrawals

    With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a 10% penalty tax is imposed upon the portion of such amount which is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary annuitant", who is defined as the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) allocable to investment in the Contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code
Section 130(d)); (vi) under an immediate annuity contract; or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount equal to the tax that would have been imposed but for item (iii) above as determined under Treasury Regulations, plus interest for the deferral period. The foregoing rule applies if the modification takes place: (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2; or (b) before the taxpayer reaches age 59 1/2.


  Assignments

    Any assignment or pledge of the Contract as collateral for a loan may result in a taxable event and the excess of the Contract Value over total Premium will be taxed to the assignor as ordinary income. Please consult your tax adviser prior to making an assignment of the Contract.


  Generation Skipping Transfer Tax

    A transfer of the Contract or the designation of a beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have Generation Skipping Transfer Tax consequences.


  Distribution-at-Death Rules

    In order to be treated as an annuity contract for Federal income tax purposes, a Contract must generally provide for the following two distribution rules: (i) if the Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as the method in effect on the Owner's death; and (ii) if a Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. The designated beneficiary is the person to whom ownership of the contract passes by reason of death and must be a natural person. To the extent such interest is payable to a designated Beneficiary, however, such interest may be annuitized over the life of that Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as distributions commence within one year after the date of death. If the Beneficiary is the spouse of the Owner, the Contract may be continued unchanged in the name of the spouse as Owner.

    If the Owner is not an individual, the "primary annuitant" (as defined under the Code) is considered the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

  Gifts of Contracts

    Any transfer of a Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger tax on the gain in the Contract. The transferee will receive a step-up in basis for the amount included in the transferor's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).


  Contracts Owned by Non-Natural Persons

    If the Contract is held by a non-natural person (for example, a corporation or trust) the Contract is generally not treated as an annuity contract for Federal income tax purposes, and the income on the Contract (generally the excess of the Contract Value over the purchase payments) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply when the Contract is acquired by the estate of a decedent, when the Contract is held under certain qualified plans, when the Contract is a qualified funding asset for structured settlements, when the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.


  Section 1035 Exchanges

    Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Code Section 1035 transactions. Prospective owners wishing to take advantage of Code Section 1035 should consult their tax advisers.


  Multiple Contracts

    Annuity contracts that are issued by the Company (or affiliate) to the same Owner during any calendar year will be treated as one annuity contract in determining the amount includable in the taxpayer's gross income. Thus, any amount received under any such contract prior to the contract's annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury has broad regulatory authority to prevent avoidance of the purposes of this aggregation rule. It is possible that, under this authority, Treasury may apply this rule to amounts that are paid as annuities (on or after the starting date) under annuity contracts issued by the same company to the same Owner during any calendar year period. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income. Owners should consult a tax adviser before purchasing more than one Contract or other annuity contracts.


  Withholding

    The Company is required to withhold Federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. Special withholding rules apply to payments made to non-resident aliens.


  Lump-sum Distribution or Withdrawal

    The Company is required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless You elect out of withholding.


  Annuity Payments

    The Company will withhold on the taxable portion of annuity payments based on a withholding certificate You file with the Company. If you do not file a certificate, You will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

     You are liable for payment of Federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.


Diversification Standards

    To  comply  with the  diversification  regulations  promulgated  under  Code
Section 817(h) (the "Diversification Regulations"), after a start-up period, each Subaccount is required to diversify its investments. The Diversification Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of the assets of a Subaccount is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies so that an investment in the Fund is not treated as one investment but is treated as an investment in a pro-rata portion of each underlying asset of the Fund. All securities of the same issuer are treated as a single investment. In the case of government securities, each Government agency or instrumentality is treated as a separate issuer.

    In connection with the issuance of the Diversification Regulations, Treasury announced that such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular divisions of a separate account. It is possible that if and when additional regulations or IRS pronouncements are issued, the Contract may need to be modified to comply with such rules. For these reasons, the Company reserves the right to modify the Contract, as necessary, to prevent the Owner from being considered the owner of the assets of the Variable Account.

    The Company intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for Federal income tax purposes.


Tax Favored Plans

    The Contracts may be used to create an IRA. The Contracts are also available for use in connection with a previously established 403(b) Plan. No attempt is made herein to provide more than general information about the use of the Contracts with IRAs or 403(b) Plans. The information herein is not intended as tax advice. A prospective Owner considering use of the Contract to create an IRA or in connection with a 403(b) Plan should first consult a competent tax adviser with regard to the suitability of the Contract as an investment vehicle for their qualified plan.

    While the Contract will not be available in connection with retirement plans designed by the Company which qualify for the federal tax advantages available under Sections 401 and 457 of the Code, a Contract can be used as the investment medium for an individual Owner's separately qualified 401 retirement plan. Distributions from a 401 qualified plan or 403(b) Plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan or an IRA. If the recipient is unable to take full advantage of the tax-free rollover provisions, there may be taxable income, and the imposition of a 10% penalty tax if the recipient is under age 59 1/2 (unless another exception applies under Code Section 72(t)). A prospective Owner considering use of the Contract in this manner should consult a competent tax advisor with regard to the suitability of the Contract of this purpose and for information concerning the provisions of the Code applicable to qualified plans, 403(b) Plans, and IRAs.


Individual Retirement Annuities

    Section 408 of the Code permits eligible individuals to contribute to an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Sales of the Contracts for use with IRAs are subject to special requirements imposed by the Service, including the requirement that informational disclosure be given to each person desiring to establish an IRA. Contracts offered in connection with an IRA by this Prospectus are not available in all states.


403(b) Plans

    Code Section 403(b)(11) imposes certain restrictions on an Owner's ability to make partial withdrawals from Code Section 403(b) Contracts, if attributable to Premium paid under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows an Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payments may be withdrawn. In addition, 403(b) Plans are subject to additional requirements, including: eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. Owners and their employers are responsible for compliance with these rules. Contracts offered in connection with a 403(b) Plan by this Prospectus are not available in all states.

                                LEGAL PROCEEDINGS

    The Company knows of no legal proceeding pending to which the Variable Account is a party or which would materially affect the Variable Account.

    Legal matters relating to the federal securities laws in connection with the Contracts described herein are being passed upon by the law firm of Jorden, Burt, Berenson & Johnson LLP, Washington D.C. .

                                TABLE OF CONTENTS

                       STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE

General Information ................................................
    The Company ....................................................
    Independent Accountants ........................................
    Legal Counsel ..................................................
    Distributor ....................................................
    Calculation of Performance Related Information .................
    Delay of Payments ..............................................
    Transfers ......................................................
Method of Determining Contract Values ..............................
Annuity Provisions .................................................
Annuity Benefits ...................................................
    Annuity Options ................................................
    Variable Annuity Payment Values ................................
    Annuity Unit ...................................................
    Net Investment Factor ..........................................
    Additional Provisions ..........................................
Financial Statements ...............................................

                           APPENDIX-GUARANTEED ACCOUNT



Guaranteed Account Option

    Under this Guaranteed Account option, Contract Values are held in the Company's General Account. The General Account includes all of Our assets, except those assets segregated in Our separate accounts. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 nor is the General Account registered as an investment company under the Investment Company Act of 1940. The Company understands that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Guaranteed Account portion of the Contract. Disclosures regarding the Guaranteed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    During the Accumulation Period the Owner may allocate amounts to the Guaranteed Account. The initial Premium will be invested in the Guaranteed Account if selected by the Owner at the time of application. Additional Premium will be allocated in accordance with the selection made in the application or the most recent instruction received at the Company Office. If the Owner elects to withdraw amounts from the Guaranteed Account, such withdrawal, except as otherwise provided in this Appendix, will be subject to the same conditions as imposed on withdrawals from the Variable Account. The Company reserves the right to delay any payment from the Guaranteed Account for up to six (6) months from the date it receives such request at its Office.


Allocations To The Guaranteed Account




    The minimum amount that may be allocated to the Guarantee Account , either from the initial or a subsequent Premium, is $3,000. Amounts allocated in the Guaranteed Account are credited with interest on a daily basis at the then applicable effective guaranteed rate. The effective guaranteed rate is that rate in effect when the Owner allocates or transfers amounts to the Guaranteed Account. If the Owner has allocated or transferred amounts at different times to the Guaranteed Account, each allocation or transfer may have a unique effective guaranteed rate associated with that amount. The effective guaranteed rate will not be changed more than once per year and the minimum rate will not be less than 3%.



Guaranteed Account Transfers


    During the accumulation period the Owner may transfer, by written request or telephone authorization, Contract Value to or from a Subaccount of the Variable Account to or from the Guaranteed Account at any time, subject to the conditions set out under "Transfers" on page .Minimum Surrender Value

    The minimum surrender value for amounts allocated to the Guaranteed Account equals the amounts so allocated less withdrawals, with interest compounded annually at the rate of 3%, reduced by any applicable Surrender Charge.


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                               VARIABLE ACCOUNT I
                                       AND
                           AIG LIFE INSURANCE COMPANY



            THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.



     THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED October 10, 1997 CALL OR WRITE: AIG Life Insurance Company; Attention: Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800-340-2765



DATE OF STATEMENT OF ADDITIONAL INFORMATION: October 10, 1997
















Trilogy-AIG

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                    Page
General Information..................................
      The Company....................................
      Independent Accountants........................
      Legal Counsel..................................
      Distributor....................................
      Calculation of Performance Related Information.
      Delay of Payments..............................
      Transfers......................................
Method of Determining Contract Values................

Annuity Provisions...................................

Annuity Benefits.....................................
      Annuity Options................................
      Variable Annuity Payment Values................
      Annuity Unit...................................
      Net Investment Factor..........................
      Additional Provisions..........................

Financial Statements.................................

                              GENERAL INFORMATION


The Company

            A description of AIG Life Insurance Company (the "Company"), and its ownership is contained in the Prospectus. The Company will provide for the safekeeping of the assets of Variable Account I (the "Variable Account").

Independent Accountants

            The audited financial statements of the Company have been audited by Coopers and Lybrand, L.L.P., independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

Legal Counsel

            Legal matters relating to the Federal securities laws in connection with the Contracts described herein and in the Prospectus are being passed upon by the law firm of Jorden Burt Berenson & Johnson LLP, Washington, D.C..

Distributor


      AIG Equity Sales Corp. ("AESC"), a wholly owned subsidiary of American International Group, Inc. and an affiliate of the Company, acts as the distributor. Commissions are paid by the Registrant directly to selling dealers and representatives on behalf of the Distributor. Commissions retained by the Distributor in 1996 were $83,483.

Calculation Of Performance Related Information

            A. Yield and Effective Yield Quotations for the Money Market Subaccount


     The yield quotation for the Money Market Subaccount will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.


            Any effective yield quotation for the Money Market Subaccount to be set forth in the Prospectus will be for the seven days ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and will be carried at least to the nearest hundredth of one percent, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

          For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Subaccount's mean account size. The yield and effective yield quotations do not reflect the Surrender Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions Deduction for Surrender Charge" on page of the Prospectus) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Subaccount and the Fund are excluded from the calculation of yield.

             B.    Total Return Quotations

            The total return quotations for all of the Subaccounts to be set forth in the Prospectus will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

            Where:      P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

            For the purposes of the total return quotations for all of the Subaccounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations also assume a total withdrawal as of the end of the particular period. No Subaccount performance information has been reflected as of the date of this Propsectus for the Subaccounts were not in operation and consequently had no assets invested in the underlying portfolios.

 *Funds were first invested in the Portfolios as listed below:






           Premier Growth Portfolio                       December 7, 1992
           Growth & Income Portfolio                      April 16,  1992
           U.S. Government/High Grade
           Securities  Portfolio                          June 14, 1993
           Global Dollar Government  Portfolio            May 26, 1994
           Growth Investors Portfolio                     August 16, 1994
           Growth Portfolio                               August 12, 1994
           Total Return Portfolio                         September 12,1994
           Worldwide Privatization Portfolio              October 17,1994
           Technology Portfolio                           January 22, 1996
           Quasar Portfolio                               August 15,1996
           Real Estate Investment Portfolio               January 7,1997



           High Yield                                     September 9, 1997






No dates have been provided above with respect to portfolios of the Merrill Lynch Fund for as of the date of this Prospectus no funds had been invested.






     C.    Yield   Quotations   for   the U.S.
           Government/High Grade Securities

     The yield quotations for the U.S. Government/High

Grade Securities Subaccount that will be set forth in the Prospectus will be based on the thirty-day period ended on the date of the most recent balance sheet of the Variable Account included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


                        Yield = 2[(a - b + 1)6 - 1]
                                        cd

        Where:         a = net  investment  income  earned  during the period by
                              the   corresponding  portfolios  of  the  Fund
                              attributable to shares owned by the Subaccount.

                              b = expenses accrued for the period (net of reimbursements).

                              c = the average daily number of Accumulation Units outstanding during the period.

                             d= the  maximum  offering  price  per  Accumulation
                              Unit on the last day of the period.



  For the purposes of the yield quotations for the U.S. Government/High Grade Securities Subaccount the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not take into account the Surrender Charge or any transfer charges.

         A Surrender Charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions Deduction for Surrender Charge" on page of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See "Transfer of Contract Values" on page of the Prospectus)



   D.   Non - Standardized Performance Data

        1.   Total Return Quotations

        The total return quotations for all of the Subaccounts to be set forth in the Prospectus will be average annual total return quotations for the one, five, and ten year periods (or, where a Subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Variable Account and for the period from the date monies were first placed into the Subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             P(1+T)n = ERV

             Where:  P = a hypothetical initial payment of $1,000

                     T = average annual total return

                     n = number of years


         ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

          For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Subaccount's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period and, therefore, no Surrender Charge is reflected. No Subaccount performance information has been reflected as of the date of this Prospectus for the Subaccounts were not yet in operation and consequently had no assets invested in the underlying portfolios.

2.   Tax Deferred Accumulation

   In reports or other communications to You or in advertising or sales materials, the Company may also describe the effects of tax-deferred compounding on the separate account's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the Contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.


     In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation period, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or Premium Payment of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% Administrative Fee and the $30 Contract Maintenance Charge but not the expenses of an underlying investment vehicle. In addition, these values assume that the Owner does not surrender the Contract or make any withdrawals until the end of the period shown. The chart assumes a full withdrawal, at the end of the period shown, of all contract value and the payment of taxes at the 31% rate on the amount in excess of the Premium Payment.

     In developing tax-deferral charts, the Company will follow general principles: (1) the assumed rate of earnings will be realistic; (2) the chart will (a) depict accurately the effect of all fees and charges, or (b) provide a narrative that prominently discloses all fees and charges; (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of withdrawals and surrenders; and (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on withdrawals by Owners who have not reached age 59 1/2.

   The rates of return illustrated in a chart will be hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers from that illustrated and withdrawals by Owners who have not reached age 59 1/2 may be subject to a tax penalty of 10%.


Delay of Payments

   Any payments due under the Contracts will generally be sent to the Owner within seven (7) days of a completed request for payment. However, the Company has reserved the right to postpone any type of payment from the Variable Account for any period when:

             (a) the New York Stock Exchange is closed for other than customary weekends and holidays, or trading on the Exchange is otherwise restricted;

             (b) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value;

             (c) an order of the Securities and Exchange Commission permits delay for the protection of security holders; or

             (d) the check used to pay any Premium has not cleared through the banking system (this may take up to 15 days).

        The applicable rules of the Securities and Exchange Commission shall govern as to whether the conditions in (a) and (b) exist.

METHOD OF DETERMINING CONTRACT VALUES

        The Contract Value will fluctuate in accordance with the investment results of the underlying Portfolio of the Fund held within the Subaccount. In order to determine how these fluctuations affect Contract Values, Accumulation Units are utilized. The value of an Accumulation Unit applicable during any Valuation Period is determined at the end of that period.

              When the first shares of the respective Portfolios of the Funds were purchased for the Subaccounts, the Accumulation Units for the Subaccounts were valued at $10. The value of an Accumulation Unit for a Subaccount on any Valuation Date thereafter is determined by dividing (a) by (b), where:

        (a)   is equal to:

             (i)     the  total  value  of  the  net  assets  attributable  to
                   Accumulation Units in the Subaccount, minus



         (ii) the daily charge for assuming the risk of guaranteeing mortality factors and expense charges which is equal on an annual basis to 1.25% multiplied by the daily net asset value of the Subaccount; minus

             (iii) the daily charge for providing certain administrative functions which is equal on an annual basis to 0.15% multiplied by the daily net asset value of the Subaccount; minus or plus

             (iv) a charge or credit for any tax provision established for the Subaccount. The Company is not currently making any provision for taxes.

        (b) is the total number of Accumulation Units applicable to that Subaccount at the end of the Valuation Period.

        The resulting value of each Subaccount Accumulation Unit is multiplied by the respective number of Subaccount Accumulation Units for a Contract. The Contract Value of the Variable Account is the sum of all Subaccount values for the Contract.

        An Accumulation Unit may increase or decrease in value from Valuation Date to Valuation Date.

ANNUITY PROVISIONS

Annuity Benefits

        A description of the Annuity Benefits and Annuity Options is provided in the prospectus.

Variable Annuity Payment Values

        A Variable Annuity is an annuity with payments which (1) are not predetermined as to dollar amount and (2) will vary in amount with the net investment results of the applicable Subaccount(s) of the Variable Account. At the Annuity Date the Contract Value in each Subaccount will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

        The  first  annuity   payment  for  each  Subaccount  is  determined  by
multiplying the amount of the Contract Value allocated to that Subaccount by the factor shown in the table for the option selected, divided by 1000.

        The dollar amount of Subaccount annuity payments after the first is determined as follows:

             (a) The dollar amount of the first annuity payment is divided by the value for the Subaccount Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

             (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

        The total dollar amount of each Variable Annuity payment is the sum of all Subaccount variable annuity payments less the pro-rata amount of the annual Administrative Charge.

Annuity Unit

        The value of an Annuity Unit for each Subaccount was arbitrarily set initially at $10. This was done when the first Fund shares were purchased. The Subaccount Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

        (a) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

        (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.




Net Investment Factor

        The net investment factor is used to determine how investment results of the Fund affect the Subaccount Annuity Unit value from one Valuation Period to the next. The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

        (a)   is equal to:

              (i) the net asset value per share of the Fund held in the Subaccount determined at the end of that Valuation Period; plus

             (ii) the per share amount of any dividend or capital gain distribution made by the Fund held in the Subaccount if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

             (iii)   a per share charge or credit,  which is  determined  by the
                     Company,   for  changes  in  tax  reserves  resulting  from
                     investment operations of the Subaccount.

        (b)  is equal to:

             (i)     the net  asset  value  per  share of the Fund held in the
                     Subaccount   determined  as  of  the  end  of  the  prior
                     Valuation Period; plus or minus

             (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

        (c)  is equal to:

             (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

             (ii) the percentage factor representing the daily Administrative Charge.

The net investment factor may be greater or less than the assumed investment factor; therefore, the Subaccount Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

        The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

        If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

        The Company will give the payee under an annuity payment option a settlement contract for the payment option.

        You may assign this Contract prior to the Annuity Date. A written request, dated and signed by you must be sent to our Administrative Office. A duly executed copy of any assignment must be filed with our Administrative Office. We are not responsible for the validity of any assignment.

               FINANCIAL STATEMENTS


        The financial statements of the company will be Incorporated by Reference to Registrant's Post Effective Amendment No. 6 to Form N-4 (File No 33-58504) Filed May 2, 1997.

                                    PART C
                               OTHER INFORMATION

Item 24.      Financial Statements and Exhibits.

     a.      Financial Statements#####

     b.      Exhibits

              1.       Resolution   of  Board  of  Directors  of  the  Company
                       authorizing the establishment of the Variable Account*

              2.       Not Applicable

              3.(i)    Principal Underwriter's Agreement**
                 (ii)  Broker-Dealer Agreement**
                (iii)  General Agency Agreement***
                 (iv)  Distribution Agreement***
                (v)    Buy-Sell Agreement #

              4.       Form of Annuity Contract
                 (i)   Old Contract #
                (ii)   New Contract ####

              5.       Application for Annuity Contract#

              6.(i)    Copy of Articles of Incorporation of the Company*
                (ii)   Copy of the Bylaws of the Company*

              7.       Not Applicable

              8.       Administrative Agreement* (filed confidentially)
              9.       Opinion of Counsel (filed herewith electronically)

             10.  (i)  Consent of Counsel (filed herewith electronically)
                 (ii) Consent of Independent Accountants (filed herewith electronically)

             11.       Not Applicable

             12.       Agreement Governing Contribution*

             13.       Performance Data##

             14.       Financial Data Schedule (not applicable)


             15.       Powers of Attorney(filed herewith electronically)


   * Incorporated by reference to initial filing on Form N-4, (File No. 33-16708) filed on October 7, 1986.

   ** Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 (File No. 33-16708), filed on May 1, 1989.

   *** Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 (File No. 33-16708), filed on May 1, 1990.

   # Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File No. 33-39171) filed on April 30, 1992.

   ## Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 33-39171) filed on May 1, 1993.

   ### Incorporated by reference to Post-Effective Amendment No. 7 for Variable Account II on Form S-6 (File No. 33-18301) filed on December 8, 1994.

   ####  Incorporated  by  reference  to  Post-Effective  Amendment  No. 9 for
         Variable Account I on Form  N-4    (File No. 33-19171) filed
         on May 1, 1996

   ##### Incorporated by reference to Post-Effective Amendment No. 6 for
        Variable Account Ion Form N-4 (File No. 33-58504) filed on May 2, 1997.

Item 25.      Directors and Officers of the Depositor.


        The following are the Officers and Directors of the Company:

Officers:
Name and Principal                         Position and Offices
Business Address                           with  the Company


Ernest E. Stempel(1)                       Director &Chairman of the Board
Robert J. O'Connell(2)                     Director,  Chief Executive  Officer
                                           &President
Michele L. Abruzzo(2)                      Senior Vice President
James A. Bambrick(2)                       Senior Vice President
Howard Gunton(3)                           Vice  President & Comptroller
Jeffrey M. Kestenbaum(2)                   Senior  Vice President
Robert Liguori(3)                          Vice President and Counsel
Edward E. Matthews(1)                      Director,  Senior Vice  President -
                                           Finance
Jerome T. Muldowney(4)                     Director,   Vice President -
                                           Domestic Investments
Michael Mullin(3)                          VicePresident
Nicholas A. O'Kulich(1)                    Director, Vice  President & Treasurer
John R. Skar(3)                            Director,Vice President Chief Actuary
Gerald W. Wyndorf(2)                       Director& Executive   VicePresident
Elizabeth M. Tuck(1)                       Secretary - Corporate
Maurice R.Greenerg(1)                      Director
Edwin A.G Manton (1)                       Director
Win J. Neuger (1)                          Director
Howard I. Smith (1)                        Director


   (1)  Business address is:  70 Pine Street, New York, New York 10270
   (2)  Business address is:  80 Pine Street, New York, New York 10005
   (3)  Business address is:  One Alico Plaza, Wilmington, Delaware 19801
   (4)  Business address is:  One Chase Plaza, New York, New York 10005

Directors:
Name                                       Address
M.R. Greenberg                             American International Group, Inc.
                                           70 Pine Street
                                           New York, New York 10270

Edwin A.G. Manton                          American International Group, Inc.
                                           70 Pine Street
                                           New York, New York 10270

Edward E. Matthews                         American International Group, Inc.
                                           70 Pine Street
                                           New York, New York 10270

Jerome T. Muldowney                        American International Group, Inc.
                                           One Chase Plaza
                                           New York, New York 10005

Win J. Neuger                              American International Group, Inc.
                                           70 Pine Street
                                           New York, New York 10270

Robert J. O'Connell                        American International Group, Inc.
                                           80 Pine Street
                                           New York, New York 10005

Nicholas A. O'Kulich                       American International Group, Inc.
                                           70 Pine Street
                                           New York, New York 10270

John R. Skar                               AIG Life Insurance Company
                                           One Alico Plaza
                                           Wilmington, DE   19801

Howard I. Smith                            AmericanInternational Group, Inc.
                                           70 Pine Street
                                           New York, New York 10270

Ernest E. Stempel                           American International Companies
                                           70 Pine Street
                                           New York, New York 10270

Gerald W. Wyndorf                          American International Companies
                                           80 Pine Street
                                           New York, New York 10005

Item 26.      Persons   Controlled  by  or  Under  Common   Control  with  the
Depositor or Registrant

                       See Chart of Ownership, Exhibit C26



Item 27.      Number of Contract Owners.


   There were approximately 9,910 contractholders as of March 31, 1997




Item 28.      Indemnification

   Incorporated by reference to initial Form N-4 (File No. 33-9144) filed on October 7, 1986, by American International Life Assurance Company of New York, an affiliate of Registrant.


Item 29.      Principal Underwriter

   a. AIG Equity Sales Corp. also acts as the principal underwriter for other separate accounts of the Depositor, as well as the separate accounts of American International Life Assurance Company of New York, and for the AIG All Ages Funds, Inc. These are affiliated companies.

   b. The following information is provided for each director and officer of the Principal Underwriter:

             Name and Principal            Positions and Offices
             Business Address              with Underwriter


             Michele L. Abruzzo(1)         Director and President
             Kevin Clowe (2)               Director and Vice President

             Edward E. Matthews(1)         Director and Chairman of the Board

             Jerome T. Muldowney(3)        Director
             Robert J. O'Connell(1)        Director
             Ernest E. Stempel(2)          Director
             Kenneth F. Judkowitz(1)       Treasurer,Comptroller, VicePresident
             Philomena Scamardella(1)      Vice President and Senior
                                           Compliance Officer

             Florence Davis(2)             Director and General Counsel
             Elizabeth M. Tuck(2)          Secretary
             Daniel Keith Kingsbury(2)     Vice President

             (1) Business address is:  80 Pine Street, New York, N Y 10270.
             (2) Business address is: 70 Pine Street, New York, NY 10270
             (3) Business  address is: One Chase  Manhattan  Plaza,  57th Flr,
               New York, NY 10005

   c.
  Name of         Underwriting
  Principal       Discounts           Compensation on  Brokerage
  Underwriter     and Commissions     Redemptions      Commissions Compensation


 AIG Equity Sales   $83,483               $0            $0           $0
Corp.





Item 30.      Location of Accounts and Records.

   Kenneth F. Judkowitz, Assistant Vice President of the Company, whose address is 80 Pine Street, New York, New York 10005, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of Investment Act of 1940 and the rules promulgated thereunder.



Item 31.      Management Services.

        Not Applicable

Item 32.      Undertakings.

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   d. Registrant represents that in connection with 403(b) Plans, it is relying on the November 28, 1988 no-action letter issued by the SEC to the American Council of Life Insurance.

   e. Registrant represents that Variable Account I meets the definition of a separate account under the federal securities laws.



  f.  Registrant  represents  that the  fees  and  charges  deducted  under  the contracts covered by this registration statement, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

Subsidiaries of American International Group, Inc.


                                                                                   % of Voting
                                                                                   Securities
                                                                                   Owned by its
                                                                 Jurisdiction of   Immediate
Name of Corporation                                               Incorporation    Parent(1)

Starr                                                            Delaware          (2)
SICO                                                             Panama            (2)
   AIG (Registrant)(3)                                           Delaware          (4)
      AICCO                                                      New Hampshire    100%
      AIG Asset Management Group, Inc.                           Delaware         100%
      AIG Aviation, Inc.                                         Georgia          100%
      AIG Capital Corp.                                          Delaware         100%
      AIG Capital Management Corp.                               Delaware         100%
      AIG Capital Partners, Inc.                                 Delaware         100%
      AIG Claim Services, Inc.                                   Delaware         100%
      AIG Consumer Finance, Inc.                                 Delaware         100%
               AIG Financial Products Corp.                      Delaware         100%
               AIG Funding, Inc.                                 Delaware         100%
               AIG Global Investment Group, Inc.                 Delaware         100%
      AIG Global Trade & Political Risk Insurance Company        New Jersey       100%
      AIG Life Insurance Company                                 Delaware         78.9%(5)
      AIG Life Insurance Company of Puerto Rico                  Puerto Rico      100%
      AIG Marketing, Inc.                                        Delaware         100%
      AIG Realty, Inc.                                           New Hampshire    (6)
         American International Realty Corp.                     Delaware         100%
      AIG Risk Management, Inc.                                  New York         100%
      AIG Trading Group Inc.                                     Delaware          80%
      AIU Insurance Company                                      New York         52%(7)
      AIU North America, Inc.                                    New York         100%
    American Home                                                New York         100%
      AIG Hawaii Insurance Company, Inc.                         Hawaii           100%
      American International Insurance Company                   New York         100%
          American International Insurance Company of Californ   California       100%
          American International Insurance Company of New Jersey NewJersey        100%
                   Minnesota Insurance Company                   Minnesota        100%
      Transatlantic Holdings, Inc.                               Delaware        34.02%(8)
   American International Group Data Center, Inc.                New Hampshire     100%
   American International Life Assurance Company of New York     New York          77.52%(9)
   American International Reinsurance Company Limited            Bermuda           100%
         AIA                                                     Hong Ko           100%
            Australian American Assurance Company Limited        Australia         100%
         American International Assurance Company (Bermuda) LimitBermuda           100%
         Nan Shan Life Insurance Company, Ltd.                   Taiwan           94.12%
      American International Underwriters Corporation            New York           100%


               Subsidiaries of Registrant-- (continued)

                                                                                         % of Voting
                                                                                         Securities
                                                                                         Owned by its
                                                                         Jurisdiction of Immediate
Name of Corporation                                                     Incorporation    Parent (1)

   AIUO                                                                   Bermuda        100%
         AIG Europe (Ireland) Ltd.                                        Ireland        100%
         Universal Insurance Co., Ltd.                                    Thailand       100%
         Interamericana Compania de Seguros Gerais (Brazil)               Brazil         100%
      La Seguridad de Centroamerica, Compania de Seguros, Sociedad AnonimaGuatemala      100%
         American International Insurance Company of Puerto Rico          Puerto Rico    100%
      La Interamerica Compania de Seguros Generales S.A.                  Colombia       100%
         American International Underwriters G.m.b.H.                     Germany        100%
      Underwriters Adjustment Company, Inc.                               Panama         100%
      American Life Insurance Company                                    Delaware        100%
            Kenya American Insurance Company Limited                      Kenya          100%
            ALICO                                                         France          89%
      Birmingham Fire Insurance Company of Pennsylvania                  Pennsylvania    100%
      China America Insurance Company, Ltd.                              Delaware         50%
            Commerce and Industry Insurance Company                      New York         100%
            Commerce and Industry Insurance Company of Canada             Ontario         100%
            Delaware American Life Insurance Company                      Delaware        100%
            Hawaii Insurance Consultants, Ltd.                            Hawaii          100%
            The Insurance Company of the State of Pennsylvania           Pennsylvania     100%
            Landmark Insurance Company                                   California       100%
            Le Metropolitana de Seguros, C. por A.                       DominicanRepublic100%
            Mt. Mansfield Company, Inc.                                   Vermont         100%
            National Union                                               Pennsylvania     100%
               American International Specialty Lines Insurance Company  Alaska           70%(10)
                     International Lease Finance Corporation             California       100%
         Lexington                                                        Delaware        70%(10)
            Jl Accident & Fire Insurance Co. Ltd.                         Japan           50%
            National Union Fire Insurance Company of Louisiana            Louisiana       100%
            NHIG Holding Corp.                                            Delaware        100%
               Audubon Insurance Company                                 Louisiana        100%
                           Audubon Indemnity Company                     Mississippi      100%
                           Agency Management Corporation                 Louisiana        100%
                  The Gulf Agency, Inc.                                  Alabama          100%
            New Hampshire                                               Pennsylvani       100%
            AlG Europe, S.A.                                            France            (11)
            A.I. Network Corporation                                    New Hampshire     100%
               Marketpac International, Inc.                            Delaware          100%
            American International Pacific Insurance Company            Colorado          100%
            American International South Insurance Company              Pennsylvania      100%
            Granite State Insurance Company                             Pennsylvania      100%
            New Hampshire Indemnity Company, Inc.                       Pennsylvania      100%

                                                                                             % of Voting
                                                                                             Securities
                                                                                             Owned by its
                                                                         Jurisdiction of     Immediate
Name of Corporation                                                      Incorporation       Parent (1)

               Illinois National Insurance Co.                            Illinois          100%
            New Hampshire Insurance Services, Inc.                        New Hampshire     100%
             PHILAM                                                       Philippines       99%
               Pacific Union Assurance Company                            California        100%
               The Philippine American General Insurance Company, Inc.    Philippines       100%
                  Philam Insurance Company, Inc.                          Philippines       100%
                  The Philippine American Assurance Company, Inc.         Philippines       25%
Risk Specialist Companies, Inc.                                           Delaware          100%
Ticino Societa d' Assicurazioni Sulla Vita                                Switzerland       99.8%
20th Century Insurance Company of Arizona                                 Arizona           51%
UeberseeBank, AG                                                          Switzerland       100%
UGC                                                                       North Carolina    36.31%(12)
   United Guaranty Insurance Company                                      North Carolina    100%
   United Guaranty Mortgage Insurance Company                             North Carolina    100%
   United Guaranty Mortgage Insurance Company of North Carolina           North Carolina    100%
   United Guaranty Residential Insurance Company of North Carolina        North Carolina    100%
   United Guaranty Residential Insurance Company                          North Carolina    75%(13)
      United Guaranty Commercial Insurance Company of North Carolina      North Carolina    100%
      United Guaranty Commercial Insurance Company                        North Carolina    100%
      United Guaranty Credit Insurance Company                            North Carolina    100%
      United Guaranty Services, Inc.                                      North Carolina    100%

(1)   Percentages include directors' qualifying shares.
(2) The Directors and officers of AIG own 94.51 percent of the voting common stock of Starr and 81.82% of the voting stock of SICO. Six directors of AIG also serve as directors of Starr and 81.82 percent of the voting stock of SICO. 6 directors also serve as directors of Starr and SICO.
(3)   All subsidiaries listed except for minority owned
      Transatlantic Holdings, Inc. which is included under the equity method, are consolidated in the accompanying financial statemens. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(4) The common stock is owned 16.1 percent by SICO, 2.4 percent by Starr and 3.4 percent by the Starr foundation.
(5) Also owned 21.1% by Commerce & Industry Insurance Company.
(6) Owned by 13 AIG subsidiaries.
(7) Also owned 8% by The Insurance Company of the State of Pennsylvania, 32 % by National Union, and 8% by Birmingham.
(8) Also owned 15.05% by American International Group.
(9) Also owned 22.48% by American Home.
(10)Also owned 20% by the Insurance Company of the State of Pennsylvania and 10% by Birmingham.
(11)100% to be held with other AIG companies.
(12)Also owned 45.88% by National Union, 16.95% by New Hampshire and 0.86%by the Insurance Company of the State of Pennsylvania.
(13)Also owned 25% by United Guaranty Residential Insurance Company of North Carolina.

                                  SIGNATURES



   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Exchange Act Rule 485(b)for effectiveness of this registrationStatement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 26th day of April, 1997.


                                           Variable Account I
                                                Registrant



                              By:  Kenneth D. Walma
                              ----------------------
                             Kenneth D. Walma, Assistant Secretary and Counsel


                                     By:  AIG Life Insurance Company
                                                  Depositor





Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                               Title                    Date



     Howard E. Gunton, Jr.*          Chief Accounting      April 15, 1997
     ---------------------           Officer
     Howard E. Gunton, Jr.


     Nicholas A. O'Kulich*
     -------------------------       Director              April 24,1997
     Nicholas A.O'Kulich

     Maurice R. Greenberg*           Director              April 14, 1997
     ------------------------
     Maurice R. Greenberg

     Edwin A.G.Manton*               Director             April 16, 1997
     ----------------
     Edwin A.G.Manton

     Edward E. Matthews*             Director             April 15, 1997
     -------------------
     Edward E. Matthews

     Jerome T. Muldowney*            Director             April 15, 1997
     -------------------
     Jerome T. Muldowney

     Win J. Neuger*                  Director             April 15, 1997
     -------------
     Win J. Neuger

     John R. Skar*                   Director             April 14, 1997
     -------------
     John R. Skar

     Howard I. Smith*                Director             April 15, 1997
     ----------------
     Howard I. Smith

     Ernest E.Stempel*               Director             April 15, 1997
     ---------------------
     Ernest E. Stempel

     Gerald W. Wyndorf*              Director             April 15, 1997
     ---------------------
     Gerald W. Wyndorf

     Robert J. O'Connell*            Director             April 16, 1997
     ---------------------
     Robert J. O'Connell


               *By:/s/ Kenneth D. Walma
                -----------------------
                Kenneth D. Walma
                Attorney in Fact

                                  EXHIBITS TO

                           AMENDMENT NUMBER      TO
                                   FORM N-4

                                 FOR VARIABLE

                                   ACCOUNT I

                               INDEX TO EXHIBITS

Exhibit                                                     Page

9       Opinion of Counsel
10 (i)  Consent of Counsel
10 (ii) Consent of Independent Accountants
14      Powers of Attorneys